GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 61.4%
Aerospace & Defense – 0.5%
Howmet Aerospace, Inc.(a)
$704,000	5.125%		10/01/24	$ 697,495
The Boeing Co.
2,550,000	1.950		02/01/24	2,490,866

				3,188,361

Airlines(a)(b) – 0.2%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
985,000	8.000		09/20/25	994,840

Automotive – 3.4%
BMW US Capital LLC(b)(c) (SOFR + 0.840%)
1,389,000	5.932		04/01/25	1,387,347
Dana Financing Luxembourg S.a.r.l.(a)(b)
703,000	5.750		04/15/25	693,348
Ford Motor Credit Co. LLC(a)
1,429,000	2.300		02/10/25	1,334,657
General Motors Financial Co., Inc.
1,925,000	1.050		03/08/24	1,861,167
2,425,000	1.200		10/15/24	2,280,907
5,415,000	3.800		04/07/25	5,223,255
Hyundai Capital America(b)
2,375,000	1.000		09/17/24	2,234,471
980,000	5.800		06/26/25	978,177
The Goodyear Tire & Rubber Co.(a)
1,330,000	9.500		05/31/25	1,363,037
Volkswagen Group of America Finance LLC(b)
2,775,000	3.950		06/06/25	2,689,586

				20,045,952

Banks – 19.8%
ANZ New Zealand International Ltd.(b)(c) (SOFR + 0.600%)
1,150,000	5.690		02/18/25	1,146,263
Banco Santander SA
1,400,000	2.706		06/27/24	1,354,710
3,400,000	5.147		08/18/25	3,344,444
(1 year CMT + 0.450%)
3,600,000	5.770	(a)(c)	06/30/24	3,580,020
Bank of America Corp.
2,500,000	4.000		01/22/25	2,432,350
(SOFR + 0.670%)
9,975,000	1.843	(a)(c)	02/04/25	9,717,745
(SOFR + 0.690%)
3,297,000	0.976	(a)(c)	04/22/25	3,159,878
(TSFR3M + 1.202%)
1,300,000	3.864	(a)(c)	07/23/24	1,298,310
Bank of Montreal(a)
4,440,000	4.700		09/14/27	4,337,969
Banque Federative du Credit Mutuel SA(b)
4,045,000	4.935		01/26/26	3,975,628
BNP Paribas SA(a)(b)(c) (SOFR + 1.228%)
4,345,000	2.591		01/20/28	3,884,430
BPCE SA(b)
649,000	4.000		09/12/23	646,021

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Canadian Imperial Bank of Commerce
$855,000	5.144%		04/28/25	$ 848,134
(SOFR + 0.940%)
2,165,000	5.948	(c)	04/07/25	2,168,486
Citigroup, Inc.(a)(c)
(SOFR + 0.686%)
1,225,000	0.776		10/30/24	1,203,146
(SOFR + 0.694%)
3,925,000	5.746		01/25/26	3,897,839
(SOFR + 1.372%)
3,295,000	4.140		05/24/25	3,237,074
(SOFR + 1.546%)
4,460,000	5.610		09/29/26	4,458,350
Citizens Bank NA(a)
900,000	2.250		04/28/25	814,815
Credit Suisse AG
1,605,000	7.950		01/09/25	1,636,249
4,995,000	3.700		02/21/25	4,779,915
Deutsche Bank AG
2,105,000	4.162		05/13/25	2,032,462
DNB Bank ASA(a)(b)(c) (SOFR + 0.810%)
786,000	2.968		03/28/25	766,782
Federation des Caisses Desjardins du Quebec(b)
4,840,000	4.400		08/23/25	4,674,375
ING Groep NV
900,000	4.100		10/02/23	895,671
JPMorgan Chase & Co.(a)(c)
(SOFR + 0.420%)
2,750,000	0.563		02/16/25	2,653,668
(TSFR3M + 0.600%)
850,000	0.653		09/16/24	840,106
Manufacturers & Traders Trust Co.(a)
3,955,000	4.650		01/27/26	3,775,759
Mitsubishi UFJ Financial Group, Inc.(a)(c) (1 year CMT + 1.550%)
4,550,000	5.063		09/12/25	4,493,534
Mizuho Financial Group, Inc.(a)(c) (-1X SOFR + 1.252%)
1,275,000	1.241		07/10/24	1,274,057
Morgan Stanley(a)(c)
(SOFR + 0.625%)
7,125,000	5.686		01/24/25	7,106,261
(SOFR + 0.745%)
725,000	0.864		10/21/25	675,229
(SOFR + 1.295%)
952,000	5.050		01/28/27	943,984
(SOFR + 1.669%)
1,590,000	4.679		07/17/26	1,560,092
Royal Bank of Canada
3,695,000	4.950		04/25/25	3,650,512
Santander Holdings USA, Inc.(a)(c) (SOFR + 0.380%)
1,995,000	4.260		06/09/25	1,914,362
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
1,425,000	1.089		03/15/25	1,364,281
Societe Generale SA(b)
4,885,000	4.351		06/13/25	4,723,746

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Standard Chartered PLC(a)(b)(c) (1 year CMT + 0.780%)
$875,000	0.991%	01/12/25	$ 848,330
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948	01/12/26	646,874
The Bank of New York Mellon Corp.(a)(c) (SOFR + 1.026%)
1,910,000	4.947	04/26/27	1,885,628
The PNC Financial Services Group, Inc.(a)(c) (SOFR + 1.322%)
2,810,000	5.812	06/12/26	2,795,248
The Toronto-Dominion Bank
1,810,000	4.693	09/15/27	1,772,081
Wells Fargo & Co.(a)(c) (SOFR + 1.560%)
2,390,000	4.540	08/15/26	2,336,464
Westpac New Zealand Ltd.(b)
1,175,000	4.902	02/15/28	1,150,125

			116,701,407

Beverages – 0.7%
Constellation Brands, Inc.
1,830,000	3.600	05/09/24	1,794,242
JDE Peet’s NV(a)(b)
2,625,000	0.800	09/24/24	2,457,682

			4,251,924

Biotechnology – 0.8%
Amgen, Inc.
4,900,000	5.250	03/02/25	4,875,843

Chemicals(a) – 0.2%
Celanese US Holdings LLC
350,000	3.500	05/08/24	342,370
Westlake Corp.
975,000	0.875	08/15/24	920,829

			1,263,199

Commercial Services(a) – 0.1%
Global Payments, Inc.
525,000	1.200	03/01/26	466,610

Computers(a) – 0.4%
Dell International LLC/EMC Corp.
1,075,000	5.850	07/15/25	1,078,859
Hewlett Packard Enterprise Co.
1,592,000	1.450	04/01/24	1,540,929

			2,619,788

Diversified Financial Services – 4.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3,375,000	1.150	10/29/23	3,323,025
Air Lease Corp.(a)
5,549,000	4.250	02/01/24	5,487,184
825,000	2.300	02/01/25	776,845
Ally Financial, Inc.(a)
3,075,000	1.450	10/02/23	3,030,966
American Express Co.(a)(c) (SOFR + 0.999%)
2,965,000	4.990	05/01/26	2,931,436

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Aviation Capital Group LLC(a)(b)
$1,200,000	5.500%		12/15/24	$ 1,174,008
550,000	1.950		01/30/26	489,594
Avolon Holdings Funding Ltd.(a)(b)
675,000	2.875		02/15/25	629,809
Capital One Financial Corp.(a)(c) (SOFR + 0.690%)
3,400,000	5.780		12/06/24	3,340,976
Nomura Holdings, Inc.
1,390,000	5.099		07/03/25	1,364,493
OneMain Finance Corp.(a)
1,415,000	6.125		03/15/24	1,409,948
Synchrony Financial(a)
3,085,000	4.875		06/13/25	2,933,958
United Wholesale Mortgage LLC(a)(b)
1,460,000	5.500		11/15/25	1,395,702

				28,287,944

Electrical – 5.4%
American Electric Power Co., Inc.
1,750,000	2.031		03/15/24	1,701,035
Avangrid, Inc.(a)
650,000	3.200		04/15/25	618,547
Berkshire Hathaway Energy Co.(a)
650,000	4.050		04/15/25	634,784
Dominion Energy, Inc.(a)
2,025,000	1.450		04/15/26	1,821,487
DTE Energy Co.
4,810,000	4.220	(d)	11/01/24	4,706,296
575,000	1.050	(a)	06/01/25	526,792
Enel Finance International NV(a)(b)
2,575,000	1.375		07/12/26	2,271,974
Entergy Louisiana LLC(a)
2,000,000	0.950		10/01/24	1,886,620
Eversource Energy
2,405,000	4.200		06/27/24	2,367,410
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	373,988
NextEra Energy Capital Holdings, Inc.
1,960,000	6.051		03/01/25	1,971,427
2,370,000	4.450		06/20/25	2,325,752
NRG Energy, Inc.(a)(b)
1,225,000	3.750		06/15/24	1,183,840
Public Service Enterprise Group, Inc.(a)
675,000	2.875		06/15/24	655,411
675,000	0.800		08/15/25	610,504
Southern Power Co.(a)
500,000	0.900		01/15/26	448,005
The Southern Co.(d)
3,575,000	4.475		08/01/24	3,510,364
Vistra Operations Co. LLC(a)(b)
875,000	3.550		07/15/24	845,092
WEC Energy Group, Inc.
725,000	0.550		09/15/23	717,366

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Xcel Energy, Inc.(a)
$3,325,000	1.750%	03/15/27	$ 2,942,924

			32,119,618

Entertainment(a)(b) – 0.3%
Banijay Entertainment SASU
1,042,000	5.375	03/01/25	1,021,900
Six Flags Theme Parks, Inc.
610,000	7.000	07/01/25	614,410

			1,636,310

Environmental(a) – 0.3%
GFL Environmental, Inc.(b)
1,415,000	3.750	08/01/25	1,346,995
Waste Management, Inc.
625,000	0.750	11/15/25	563,850

			1,910,845

Food & Drug Retailing – 1.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b)
1,430,000	3.250	03/15/26	1,325,067
Danone SA(a)(b)
2,743,000	2.589	11/02/23	2,713,129
Mondelez International Holdings Netherlands B.V.(b)
2,500,000	0.750	09/24/24	2,349,300
3,250,000	4.250	09/15/25	3,163,355
Mondelez International, Inc.(a)
525,000	1.500	05/04/25	489,804
US Foods, Inc.(a)(b)
1,385,000	6.250	04/15/25	1,385,886

			11,426,541

Gas(a) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875	08/20/26	1,217,386
NiSource, Inc.
1,025,000	0.950	08/15/25	935,517
The East Ohio Gas Co.(b)
250,000	1.300	06/15/25	229,148

			2,382,051

Healthcare Providers & Services – 1.6%
Aetna, Inc.(a)
1,250,000	3.500	11/15/24	1,212,862
Baxter International, Inc.
4,000,000	0.868	12/01/23	3,915,400
Revvity, Inc.(a)
1,700,000	0.850	09/15/24	1,599,768
Zimmer Biomet Holdings, Inc.(a)
3,000,000	1.450	11/22/24	2,827,410

			9,555,440

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b) – 1.9%
Athene Global Funding
$875,000	1.200%	10/13/23	$ 861,805
2,225,000	0.950	01/08/24	2,158,873
375,000	2.500	01/14/25	350,137
236,000	1.450	01/08/26	207,350
Corebridge Global Funding
1,000,000	0.650	06/17/24	953,930
Equitable Financial Life Global Funding
700,000	1.400	07/07/25	637,224
Great-West Lifeco US Finance 2020 LP(a)
425,000	0.904	08/12/25	381,943
Pacific Life Global Funding II(c) (SOFR + 0.800%)
5,400,000	5.892	03/30/25	5,372,892

			10,924,154

Internet(a)(b) – 0.6%
Prosus NV
2,260,000	3.257	01/19/27	2,041,797
Uber Technologies, Inc.
1,365,000	7.500	05/15/25	1,382,895

			3,424,692

Iron/Steel – 0.3%
Nucor Corp.
730,000	3.950	05/23/25	708,268
Steel Dynamics, Inc.(a)
1,240,000	2.400	06/15/25	1,159,511

			1,867,779

Leisure Time(a)(b) – 0.4%
NCL Corp. Ltd.
930,000	5.875	02/15/27	904,267
Royal Caribbean Cruises Ltd.
1,139,000	11.500	06/01/25	1,207,511

			2,111,778

Lodging(a) – 0.2%
MGM Resorts International
1,375,000	6.750	05/01/25	1,378,492

Media(a) – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
2,700,000	4.500	02/01/24	2,674,917

Mining(a)(b) – 0.1%
Glencore Funding LLC
675,000	1.625	09/01/25	619,819

Miscellaneous Manufacturing – 0.6%
Amsted Industries, Inc.(a)(b)
522,000	5.625	07/01/27	506,345
Hillenbrand, Inc.(a)
1,380,000	5.750	06/15/25	1,366,614

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Miscellaneous Manufacturing – (continued)
Parker-Hannifin Corp.
$1,745,000	3.650%	06/15/24	$ 1,710,345

			3,583,304

Office & Business Equipment(a)(b) – 0.2%
Xerox Holdings Corp.
1,385,000	5.000	08/15/25	1,303,604

Oil Field Services – 1.4%
Canadian Natural Resources Ltd.(a)
825,000	2.050	07/15/25	768,933
Pioneer Natural Resources Co.
2,825,000	5.100	03/29/26	2,809,971
QatarEnergy(a)(b)
2,520,000	1.375	09/12/26	2,261,498
SA Global Sukuk Ltd.(a)
2,520,000	1.602	06/17/26	2,277,198

			8,117,600

Packaging – 0.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)(b)
557,000	6.000	06/15/27	547,559
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(a)(b)
1,395,000	5.250	04/30/25	1,364,422
Ball Corp.
2,065,000	4.000	11/15/23	2,048,645
Berry Global, Inc.(a)
550,000	1.570	01/15/26	496,397

			4,457,023

Pharmaceuticals(a) – 2.6%
AbbVie, Inc.
7,750,000	2.600	11/21/24	7,436,203
CVS Health Corp.
4,015,000	5.000	02/20/26	3,998,378
Herbalife Nutrition Ltd./HLF Financing, Inc.(b)
2,940,000	7.875	09/01/25	2,696,568
PRA Health Sciences, Inc.(b)
1,435,000	2.875	07/15/26	1,308,117

			15,439,266

Pipelines – 1.0%
Enbridge, Inc.(c) (SOFR + 0.630%)
1,950,000	5.720	02/16/24	1,947,913
NuStar Logistics LP(a)
285,000	5.750	10/01/25	278,807
1,360,000	6.000	06/01/26	1,326,626
TransCanada PipeLines Ltd.(a)
2,275,000	1.000	10/12/24	2,139,888

			5,693,234

Real Estate Investment Trust – 0.8%
American Tower Corp.
750,000	0.600	01/15/24	728,730

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Crown Castle, Inc.(a)
$700,000	1.350%		07/15/25	$ 640,913
VICI Properties LP
3,715,000	4.375		05/15/25	3,593,705

				4,963,348

Retailing(a) – 1.2%
7-Eleven, Inc.(b)
4,325,000	0.800		02/10/24	4,190,449
400,000	0.950		02/10/26	357,344
Genuine Parts Co.
1,375,000	1.750		02/01/25	1,287,853
Penske Automotive Group, Inc.
1,515,000	3.500		09/01/25	1,442,765

				7,278,411

Semiconductors(a) – 1.3%
Broadcom, Inc.
5,225,000	3.625		10/15/24	5,079,432
Intel Corp.
2,300,000	4.875		02/10/28	2,291,812
NXP B.V./NXP Funding LLC/NXP USA, Inc.
275,000	2.700		05/01/25	260,708

				7,631,952

Software – 3.2%
Fidelity National Information Services, Inc.(a)
1,050,000	1.150		03/01/26	937,230
3,950,000	4.700		07/15/27	3,851,171
Fiserv, Inc.(a)
7,950,000	2.750		07/01/24	7,714,282
Intuit, Inc.(a)
500,000	0.950		07/15/25	456,985
Oracle Corp.
1,400,000	2.500	(a)	04/01/25	1,328,810
1,900,000	5.800		11/10/25	1,921,337
VMware, Inc.(a)
2,600,000	1.000		08/15/24	2,461,914

				18,671,729

Telecommunication Services – 2.4%
The Bell Telephone Co. of Canada
4,275,000	0.750		03/17/24	4,125,161
T-Mobile USA, Inc.(a)
8,800,000	3.500		04/15/25	8,467,272
Verizon Communications, Inc.(a)
1,450,000	0.850		11/20/25	1,308,654

				13,901,087

Transportation(a) – 0.9%
Canadian Pacific Railway Co.
5,375,000	1.350		12/02/24	5,052,984

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Trucking & Leasing(a)(b) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
$1,025,000	1.200%	11/15/25	$ 913,531

TOTAL CORPORATE OBLIGATIONS (Cost $374,955,282)			$361,735,377

Asset-Backed Securities(a) – 23.5%
Automotive – 8.7%
Ford Credit Auto Owner Trust Series 2019-1, Class A(b)
$2,600,000	3.520%	07/15/30	$ 2,566,916
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040	08/15/31	6,431,032
Ford Credit Auto Owner Trust Series 2022-D, Class A2A
1,870,953	5.370	08/15/25	1,866,743
Ford Credit Floorplan Master Owner Trust A Series 2020-1, Class A2(c) (1M USD LIBOR + 0.500%)
1,500,000	5.693	09/15/25	1,500,140
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060	09/15/27	2,901,900
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
3,625,000	2.440	09/15/26	3,478,836
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(b)
1,500,000	2.900	04/15/26	1,466,066
GMF Floorplan Owner Revolving Trust Series 2020-2, Class A(b)
1,500,000	0.690	10/15/25	1,479,449
Hyundai Auto Lease Securitization Trust Series 2021-B, Class A3(b)
470,065	0.330	06/17/24	468,223
Hyundai Auto Lease Securitization Trust Series 2022-A, Class A3(b)
3,600,000	1.160	01/15/25	3,535,945
Hyundai Auto Receivables Trust Series 2021-A, Class A3
532,702	0.380	09/15/25	518,805
Hyundai Auto Receivables Trust Series 2022-C, Class A3
2,975,000	5.390	06/15/27	2,969,985
Mercedes-Benz Auto Lease Trust Series 2021-B, Class A3
1,713,743	0.400	11/15/24	1,687,796
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A2
782,592	5.260	10/15/25	780,729
NextGear Floorplan Master Owner Trust Series 2021-1A, Class A(b)
5,500,000	0.850	07/15/26	5,204,840
Tesla Auto Lease Trust Series 2021-A, Class A3(b)
345,097	0.560	03/20/25	342,475
Tesla Auto Lease Trust Series 2021-A, Class A4(b)
1,800,000	0.660	03/20/25	1,767,299
Tesla Auto Lease Trust Series 2021-B, Class A3(b)
5,300,000	0.600	09/22/25	5,101,014
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
3,800,000	0.710	04/15/26	3,641,405
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
2,000,000	5.300	09/15/27	1,995,850

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Toyota Lease Owner Trust Series 2021-A, Class A3(b)
$257,224	0.390%	04/22/24	$ 256,498
Toyota Lease Owner Trust Series 2021-A, Class A4(b)
375,000	0.500	08/20/25	371,233
Toyota Lease Owner Trust Series 2021-B, Class A3(b)
986,075	0.420	10/21/24	975,433

			51,308,612

Collateralized Loan Obligations(b)(c) – 9.1%
AIG CLO Series 2021-1A, Class A (3M USD LIBOR + 1.100%)
2,100,000	6.373	04/22/34	2,062,399
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
1,300,000	6.450	07/20/34	1,279,738
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1 (3M USD LIBOR + 1.150%)
4,000,000	6.410	04/15/34	3,913,584
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1 (3M USD LIBOR + 1.140%)
5,000,000	6.413	01/22/35	4,890,725
BSPDF Issuer Ltd. Series 2021-FL1, Class A (1M USD LIBOR + 1.200%)
1,000,000	6.393	10/15/36	974,568
CarVal CLO IV Ltd. Series 2021-1A, Class A1A (3M USD LIBOR + 1.180%)
2,600,000	6.430	07/20/34	2,561,068
CBAM Ltd. Series 2017-2A, Class AR (3M USD LIBOR + 1.190%)
5,000,000	6.450	07/17/34	4,885,290
Cedar Funding VII CLO Ltd. Series 2018-7A, Class A1 (3M USD LIBOR + 1.000%)
2,977,355	6.250	01/20/31	2,951,473
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
4,939,710	6.010	04/15/29	4,877,055
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR (3M USD LIBOR + 1.070%)
1,000,000	6.330	07/15/33	988,073
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
5,000,000	6.479	05/20/32	4,895,375
OCP CLO Ltd. Series 2014-5A, Class A1R (3M USD LIBOR + 1.080%)
2,600,000	6.348	04/26/31	2,576,254
Octagon 54 Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.120%)
1,000,000	6.380	07/15/34	977,949
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR (3M USD LIBOR + 1.140%)
2,500,000	6.390	07/02/35	2,462,867
Pikes Peak CLO 2 Series 2018-2A, Class AR (3M USD LIBOR + 1.190%)
6,700,000	6.452	10/18/34	6,539,200

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(b)(c) – (continued)
Trysail CLO Ltd. Series 2021-1A, Class A1 (3M USD LIBOR + 1.320%)
$1,400,000	6.570%	07/20/32	$ 1,379,034
Wellfleet CLO Ltd. Series 2021-3A, Class A (3M USD LIBOR + 1.190%)
5,000,000	6.450	01/15/35	4,864,760
Zais CLO 15 Ltd. Series 2020-15A, Class A1R (3M USD LIBOR + 1.350%)
475,000	6.623	07/28/32	467,935

			53,547,347

Credit Card – 3.6%
Barclays Dryrock Issuance Trust Series 2021-1, Class A
6,200,000	0.630	07/15/27	5,838,556
CARDS II Trust Series 2021-1A, Class A(b)
4,075,000	0.602	04/15/27	3,906,486
Evergreen Credit Card Trust Series 2021-1, Class A(b)
8,275,000	0.900	10/15/26	7,782,429
Master Credit Card Trust Series 2021-1A, Class A(b)
3,900,000	0.530	11/21/25	3,717,138

			21,244,609

Student Loan(c) – 2.1%
Access Group, Inc. Series 2013-1, Class A(b) (1M USD LIBOR + 0.500%)
485,116	5.650	02/25/36	477,065
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1M USD LIBOR + 1.200%)
1,262,325	6.350	12/27/66	1,247,426
Educational Services of America, Inc. Series 2014-1, Class A(b) (1M USD LIBOR + 0.700%)
944,620	5.850	02/25/39	929,080
Goal Capital Funding Trust Series 2010-1, Class A(b) (3M USD LIBOR + 0.700%)
11,086	6.096	08/25/48	10,819
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
911,334	6.155	07/25/45	911,349
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1M USD LIBOR + 0.780%)
676,297	5.930	03/25/51	676,142
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3M USD LIBOR + 0.950%)
140,093	6.205	04/25/38	137,413
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
1,977,151	6.200	12/27/66	1,956,197
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1M USD LIBOR + 0.700%)
1,766,313	5.850	03/26/40	1,766,293
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1M USD LIBOR + 0.590%)
2,494,278	5.740	08/25/40	2,424,491

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(c) – (continued)
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1M USD LIBOR + 0.900%)
$521,608	5.934%		07/01/31	$ 521,224
SLC Student Loan Trust Series 2007-1, Class A4 (3M USD LIBOR + 0.060%)
834,854	5.381		05/15/29	830,066
SLC Student Loan Trust Series 2010-1, Class A (3M USD LIBOR + 0.875%)
177,179	6.271		11/25/42	176,558

				12,064,123

TOTAL ASSET-BACKED SECURITIES (Cost $142,986,839)				$138,164,691

Mortgage-Backed Obligations – 4.2%
Collateralized Mortgage Obligations – 1.0%
Regular Floater(c) – 0.2%
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
$276,520	5.793	%(a)	09/15/37	$ 273,956
FHLMC REMIC Series 3374, Class FT (1M USD LIBOR + 0.300%)
33,293	5.493		04/15/37	32,485
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
30,793	6.043		06/15/39	30,762
FHLMC STRIPS Series 237, Class F23 (1M USD LIBOR + 0.400%)
90,692	5.593		05/15/36	89,403
FNMA REMIC Series 1998-66, Class FC (1M USD LIBOR + 0.500%)
35	5.646		11/17/28	35
FNMA REMIC Series 2006-72, Class XF (1M USD LIBOR + 0.500%)
124,542	5.650		08/25/36	122,927
FNMA REMIC Series 2008-22, Class FD (1M USD LIBOR + 0.840%)
160,911	5.990		04/25/48	160,412
FNMA REMIC Series 2009-75, Class MF (1M USD LIBOR + 1.150%)
235,924	6.300		09/25/39	238,369
FNMA REMIC Series 2013-96, Class FW (1M USD LIBOR + 0.400%)
46,014	5.550		09/25/43	45,224

				993,573

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 4248, Class LM
208,527	6.500		05/15/41	217,919
OBX Trust Series 2022-NQM7, Class A1
274,115	5.110	(a)(b)(d)	08/25/62	266,320

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Verus Securitization Trust Series 2022-1, Class A1
$1,820,700	2.724	%(a)(b)(d)	01/25/67	$ 1,611,603

				2,095,842

Sequential Floating Rate(c) – 0.4%
Connecticut Avenue Securities Trust Series 2021-R03, Class 1M2 (SOFR + 1.650%)
442,000	6.717	(a)(b)	12/25/41	427,641
Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (SOFR + 1.900%)
408,894	6.967	(a)(b)	04/25/42	409,818
CSMC Series 2021-NQM8, Class A1
294,624	1.841	(a)(b)	10/25/66	249,856
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (SOFR + 3.900%)
122,772	8.967	(a)(b)	04/25/43	125,284
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR + 1.000%)
724,568	6.067	(a)(b)	01/25/42	712,914
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (SOFR + 2.000%)
350,763	7.067	(a)(b)	04/25/42	351,208
FNMA REMIC Series 1997-20, Class F
2,086	3.227		03/25/27	2,061
Verus Securitization Trust Series 2021-8, Class A1
206,322	1.824	(a)(b)	11/25/66	176,428

				2,455,210

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				5,544,625

Commercial Mortgage-Backed Securities – 3.2%
Sequential Fixed Rate(a) – 1.1%
BANK Series 2017-BNK6, Class A3
$1,486,558	3.125%		07/15/60	$ 1,436,594
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A5
2,198,307	4.064		02/15/47	2,174,253
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20, Class A4
3,000,000	3.249		02/15/48	2,858,437

				6,469,284

Sequential Floating Rate(c) – 2.1%
BX Commercial Mortgage Trust Series 2021-21M, Class A (1M USD LIBOR + 0.730%)
484,257	5.923	(b)	10/15/36	468,554
BX Commercial Mortgage Trust Series 2021-CIP, Class A (1M USD LIBOR + 0.921%)
1,800,000	6.114	(b)	12/15/38	1,752,863
BX Series 2021-MFM1, Class A (TSFR1M + 0.814%)
90,425	5.962	(b)	01/15/34	88,780
BX Trust Series 2021-ARIA, Class A (1M USD LIBOR + 0.899%)
1,100,000	6.092	(b)	10/15/36	1,067,743

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
BX Trust Series 2021-BXMF, Class A (1M USD LIBOR + 0.636%)
$700,000	5.829	%(b)	10/15/26	$ 679,035
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1M USD LIBOR + 0.701%)
3,700,000	5.895	(b)	11/15/38	3,582,225
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1M USD LIBOR + 0.755%)
549,989	5.948	(a)(b)	10/15/38	534,207
FHLMC Multifamily Structured Pass Through Certificates Series KF58, Class A (1M USD LIBOR + 0.500%)
600,542	5.693	(a)	01/25/26	598,357
FHLMC Multifamily Structured Pass Through Certificates Series KF60, Class A (1M USD LIBOR + 0.490%)
449,189	5.683	(a)	02/25/26	447,165
FHLMC Multifamily Structured Pass-Through Certificates Series KF31, Class A (1M USD LIBOR + 0.370%)
169,723	5.563	(a)	04/25/24	169,535
FHLMC Multifamily Structured Pass-Through Certificates Series KF32, Class A (1M USD LIBOR + 0.370%)
220,034	5.563	(a)	05/25/24	219,679
Great Wolf Trust Series 2019-WOLF, Class A (TSFR1M + 1.148%)
600,000	6.296	(b)	12/15/36	592,886
KKR Industrial Portfolio Trust Series 2021-KDIP, Class A (TSFR1M + 0.664%)
130,657	5.812	(b)	12/15/37	128,374
ONE PARK Mortgage Trust Series 2021-PARK, Class A (TSFR1M + 0.814%)
919,000	5.962	(b)	03/15/36	868,724
STWD Trust Series 2021-FLWR, Class A (1M USD LIBOR + 0.577%)
1,300,000	5.770	(b)	07/15/36	1,261,294

				12,459,421

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 18,928,705

Federal Agencies – 0.0%
GNMA – 0.0%
$3,324	7.000%		04/15/26	$ 3,339

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $25,707,595)				$ 24,476,669

Sovereign Debt Obligations – 1.1%
United States Dollar – 1.1%
Perusahaan Penerbit SBSN Indonesia III
$2,260,000	4.325%		05/28/25	$ 2,231,840
Republic of Indonesia
1,745,000	4.750		01/08/26	1,741,789

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Saudi Government International Bond
$2,320,000	3.250%	10/26/26	$ 2,194,790

			6,168,419

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $6,703,798)			$ 6,168,419

Agency Debentures(a) – 0.6%
Sovereign – 0.6%
FHLB
$380,000	5.340%	04/23/24	$ 377,914
1,645,000	5.490	07/15/24	1,642,039
1,650,000	5.520	07/15/24	1,647,145

TOTAL AGENCY DEBENTURES (Cost $3,675,000)			$ 3,667,098

Municipal Debt Obligations – 0.1%
Florida – 0.1%
County of Palm Beach FL Revenue Bonds Taxable (Refunding) Series B
$635,000	0.500%	12/01/24	$ 593,296

Rhode Island(a)(c) – 0.0%
Rhode Island Student Loan Authority RB Series 2014-1 (1M USD LIBOR)
93,526	5.870	10/02/28	91,442

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $728,153)			$ 684,738

Shares	Description		Value

Exchange Traded Funds – 4.8%
961,084	SPDR Portfolio Short Term Corporate Bond ETF		$ 28,294,313
(Cost $30,180,440)

Shares	Dividend Rate		Value

Investment Company(e) – 1.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,612,216	5.022%		$ 6,612,216
(Cost $6,612,216)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 96.8% (Cost $591,549,323)			$569,803,521

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 0.4%
Certificates of Deposit – 0.1%
Toronto-Dominion
$644,000	5.820%	05/23/24	$ 642,903

Commercial Paper(f) – 0.3%
EIDP, Inc.
1,358,000	0.000	11/24/23	1,327,097
HSBC USA, Inc.
704,000	0.000	05/24/24	664,709

			1,991,806

TOTAL SHORT- TERM INVESTMENTS (Cost $2,637,525)			$ 2,634,709

TOTAL INVESTMENTS – 97.2% (Cost $594,186,848)			$572,438,230

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.8%			16,471,687

NET ASSETS – 100.0%			$588,909,917

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(e)	Represents an affiliated Issuer.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
2 Year U.S. Treasury Notes	(563)	09/29/23	$(114,482,531)	$1,602,666
5 Year U.S. Treasury Notes	(49)	09/29/23	(5,247,594)	97,269

TOTAL FUTURES CONTRACTS				$1,699,935

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M LIBOR(b)	5.000%	09/20/24	$325,380	$(737,376)	$29,789	$(767,165)
4.000%(c)	12M LIBOR	09/20/26	70,480	413,245	(115,944)	529,189

TOTAL				$(324,131)	$(86,155)	$(237,976)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
ETF	— Exchange Traded Fund
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
SPDR	— Standard and Poor’s Depository Receipt
STACR	— Structured Agency Credit Risk
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
LIBOR	— London Interbank Offered Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 59.8%
Collateralized Mortgage Obligations – 1.8%
Inverse Floaters(a)(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1X 1M USD LIBOR + 37.567%)
$346	13.495%		02/16/32	$ 349

Regular Floater(a)(b) – 0.0%
FHLMC REMIC Series 1760, Class ZB (10 year CMT - 0.600%)
3,364	2.990		05/15/24	3,359

Sequential Fixed Rate – 1.2%
FHLMC REMIC Series 2329, Class ZA
123,391	6.500		06/15/31	124,343
FHLMC REMIC Series 4246, Class PT
44,424	6.500		02/15/36	46,254
FNMA REMIC Series 2011-52, Class GB
225,396	5.000		06/25/41	225,865
FNMA REMIC Series 2011-99, Class DB
218,994	5.000		10/25/41	218,380
FNMA REMIC Series 2012-111, Class B
30,268	7.000		10/25/42	32,481
FNMA REMIC Series 2012-153, Class B
129,591	7.000		07/25/42	139,416
GNMA REMIC Series 2021-135, Class A
1,338,437	2.000	(a)	08/20/51	1,112,589
OBX Trust Series 2022-NQM7, Class A1
91,372	5.110	(a)(c)(d)	08/25/62	88,773

				1,988,101

Sequential Floating Rate(a)(b) – 0.6%
CSMC Series 2021-NQM8, Class A1
98,208	1.841	(c)	10/25/66	83,286
JPMorgan Mortgage Trust Series 2021-6, Class A3
358,409	2.500	(c)	10/25/51	288,001
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
551,516	2.520	(c)	05/25/52	446,616
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6M USD LIBOR + 0.720%)
40,377	5.863		11/25/29	38,059
Verus Securitization Trust Series 2021-8, Class A1
78,934	1.824	(c)	11/25/66	67,497

				923,459

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 2,915,268

Commercial Mortgage-Backed Securities – 4.1%
Sequential Fixed Rate – 2.6%
BANK Series 2019-BN24, Class A3
$1,400,000	2.960	%(a)	11/15/62	$ 1,213,576
BANK Series 2020-BN29, Class A4
600,000	1.997	(a)	11/15/53	468,625
BANK Series 2022-BNK39, Class A4
950,000	2.928	(a)	02/15/55	796,801
BBCMS Mortgage Trust Series 2021-C12, Class A5
950,000	2.689		11/15/54	783,865
Manhattan West Mortgage Trust Series 2020-1MW, Class A
600,000	2.130	(c)	09/10/39	513,330

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
$500,000	2.626	%(a)	04/15/54	$ 408,218

				4,184,415

Sequential Floating Rate(b) – 1.5%
BANK Series 2021-BN31, Class AS
250,000	2.211	(a)	02/15/54	189,680
BANK Series 2021-BNK37, Class A5
600,000	2.618	(a)	11/15/64	492,746
BBCMS Mortgage Trust Series 2022-C16, Class AS
550,000	4.600	(a)	06/15/55	483,254
BX Trust Series 2021-ARIA, Class A (1M USD LIBOR + 0.899%)
900,000	6.092	(c)	10/15/36	873,608
Wells Fargo Commercial Mortgage Trust Series 2022-C62, Class A4
400,000	4.000	(a)	04/15/55	359,567

				2,398,855

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 6,583,270

Federal Agencies – 53.9%
Adjustable Rate FHLMC(b) – 0.1%
(1 year CMT + 2.224%)
$98	4.349%		11/01/32	$ 99
(1 year CMT + 2.250%)
124,481	4.320		09/01/33	126,652

				126,751

Adjustable Rate FNMA(b) – 0.3%
(12M USD LIBOR + 1.670%)
13,609	3.920		11/01/32	13,670
(6M USD LIBOR + 1.413%)
193,581	4.538		05/01/33	193,265
(1 year CMT + 2.181%)
4,088	4.915		06/01/33	4,141
(12M USD LIBOR + 1.667%)
142,674	3.917		10/01/33	144,136
(1 year CMT + 2.194%)
90,950	4.329		02/01/35	92,459
(12M USD LIBOR + 1.389%)
72,919	3.639		09/01/35	73,447

				521,118

Adjustable Rate GNMA(b) – 0.3%
(1 year CMT + 1.500%)
10	2.625		07/20/23	10
67	2.625		08/20/23	67
372	2.625		09/20/23	370
623	3.625		03/20/24	617
6,611	2.875		04/20/24	6,548
895	2.875		05/20/24	886
7,933	2.875		06/20/24	7,845
1,937	3.000		06/20/24	1,917
2,323	2.625		07/20/24	2,288
3,761	3.000		07/20/24	3,711

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(b) – (continued)
(1 year CMT + 1.500%) – (continued)
$5,364	2.625%	08/20/24	$ 5,279
3,356	3.000	08/20/24	3,309
2,858	2.625	09/20/24	2,810
3,858	3.000	11/20/24	3,789
1,494	3.000	12/20/24	1,466
3,718	3.500	12/20/24	3,659
2,397	3.625	01/20/25	2,356
2,000	3.625	02/20/25	1,965
7,799	3.000	05/20/25	7,668
8,650	3.000	07/20/25	8,471
4,407	3.625	02/20/26	4,306
209	2.625	07/20/26	203
12,592	3.625	01/20/27	12,276
3,455	3.625	02/20/27	3,367
41,613	2.875	04/20/27	40,647
4,519	2.875	05/20/27	4,414
7,404	2.875	06/20/27	7,232
2,325	2.750	11/20/27	2,244
32	3.000	11/20/27	31
6,759	2.750	12/20/27	6,522
15,752	3.625	01/20/28	15,345
5,287	3.625	02/20/28	5,150
5,173	3.625	03/20/28	5,039
28,669	2.625	07/20/29	27,732
11,746	2.625	08/20/29	11,362
2,835	2.625	09/20/29	2,742
15,206	2.750	10/20/29	14,669
20,488	2.750	11/20/29	19,765
4,087	2.750	12/20/29	3,943
6,153	3.625	01/20/30	5,999
1,747	3.625	02/20/30	1,704
12,264	3.625	03/20/30	11,959
16,667	2.875	04/20/30	16,318
26,905	2.875	05/20/30	26,343
24,119	3.000	05/20/30	23,660
5,622	2.875	06/20/30	5,505
39,551	3.000	07/20/30	38,572
8,348	3.000	09/20/30	8,143
15,259	2.750	10/20/30	14,728
26,651	3.625	03/20/32	26,030

			430,981

FHLMC – 4.2%
11,693	6.500	07/01/28	12,069
92,627	4.500	03/01/29	90,727
2,783	8.000	07/01/30	2,858
6,073	5.000	08/01/33	6,066
1,006	5.000	09/01/33	1,005
2,430	5.000	10/01/33	2,427
1,475	5.000	11/01/34	1,475
55,445	5.000	12/01/34	55,466
3,863	5.000	07/01/35	3,864
6	5.000	11/01/35	6
7,850	5.000	12/01/35	7,843
13,606	5.000	02/01/37	13,699
999	5.000	03/01/38	1,006
35,745	5.000	07/01/39	35,915
5,741	4.000	06/01/40	5,519

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$2,145	5.000%	08/01/40	$ 2,158
675	4.500	11/01/40	666
38,172	4.000	02/01/41	36,705
2,182	5.000	06/01/41	2,193
91,791	5.000	07/01/41	92,615
3,156	4.000	11/01/41	3,032
4,364	3.000	05/01/42	3,949
5,696	3.000	08/01/42	5,156
7,466	3.000	01/01/43	6,777
33,066	3.000	02/01/43	30,014
1,939,950	2.500	02/01/51	1,651,830
4,873,703	2.000	05/01/51	3,983,784
624,729	6.000	11/01/52	638,646
203,492	6.000	12/01/52	209,680

			6,907,150

FNMA – 5.1%
1,932	6.500	11/01/28	1,993
25,135	7.000	07/01/31	26,211
207,506	5.500	07/01/33	209,172
1,004,382	3.500	09/01/62	900,487
2,955,029	2.000	10/01/50	2,420,445
2,954,345	2.000	11/01/50	2,419,519
957,248	5.500	09/01/52	963,558
752,125	6.000	11/01/52	769,827
527,862	6.000	12/01/52	538,801

			8,250,013

GNMA – 17.7%
13,948	7.000	12/15/27	14,145
4,014	6.500	08/15/28	4,053
25,396	6.000	01/15/29	25,626
47,466	7.000	10/15/29	48,522
15,908	5.500	11/15/32	16,119
318,404	5.500	12/15/32	324,115
6,321	5.500	01/15/33	6,403
18,199	5.500	02/15/33	18,545
20,213	5.500	03/15/33	20,543
27,253	5.500	07/15/33	27,571
8,773	5.500	08/15/33	8,914
4,036	5.500	09/15/33	4,085
9,729	5.500	04/15/34	9,888
7,551	5.500	05/15/34	7,662
132,278	5.500	06/15/34	134,995
96,329	5.500	09/15/34	98,449
105,621	5.500	12/15/34	108,089
77,989	5.500	01/15/35	79,899
32,325	5.000	03/15/38	32,478
2,700	4.000	02/20/41	2,601
4,307	4.000	11/20/41	4,148
717	4.000	01/20/42	691
2,288	4.000	04/20/42	2,203
1,436	4.000	10/20/42	1,383
157,515	4.000	08/20/43	151,623
2,038	4.000	03/20/44	1,972
2,520	4.000	05/20/44	2,438
174,418	4.000	11/20/44	168,672

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$781,388	4.000%	06/20/45	$ 754,183
173,265	4.000	01/20/46	167,233
1,180,568	3.500	04/20/47	1,103,653
698,219	3.500	12/20/47	652,729
121,811	4.500	02/20/48	119,662
64,335	5.000	08/20/48	64,264
529,169	5.000	10/20/48	528,577
300,707	5.000	11/20/48	300,370
466,433	5.000	12/20/48	465,182
637,852	5.000	01/20/49	636,142
789,305	4.000	02/20/49	755,658
400,842	5.000	03/20/49	399,767
2,044,583	3.000	11/20/49	1,843,356
1,320,669	3.000	02/20/50	1,190,974
434,663	3.000	03/20/50	391,411
140,770	3.500	01/20/51	130,587
540,897	3.500	02/20/51	504,647
316,403	2.500	06/20/51	270,786
1,438,080	2.500	09/20/51	1,234,706
620,092	2.500	10/20/51	530,692
589,020	2.500	11/20/51	504,836
877,771	3.000	12/20/51	787,152
662,844	2.500	12/20/51	567,598
1,246,964	2.500	01/20/52	1,066,173
519,100	3.000	02/20/52	464,759
980,230	3.500	02/20/53	908,567
2,000,000	2.500	TBA-30yr(e)	1,730,840
3,000,000	2.000	TBA-30yr(e)	2,518,920
1,000,000	3.500	TBA-30yr(e)	922,729
1,000,000	4.500	TBA-30yr(e)	964,864
5,000,000	5.500	TBA-30yr(e)	4,978,001

			28,784,850

UMBS – 26.2%
257	5.500	08/01/23	257
667	4.500	07/01/36	654
798	4.500	04/01/39	788
3,832	4.500	05/01/39	3,757
1,630	4.000	08/01/39	1,566
7,578	4.500	08/01/39	7,430
133,905	4.500	12/01/39	131,323
7,407	4.500	01/01/41	7,307
7,499	4.500	05/01/41	7,394
42,902	4.500	08/01/41	42,154
65,898	4.500	08/01/42	64,980
6,263	3.000	11/01/42	5,679
91,480	3.000	12/01/42	83,243
231,892	3.000	01/01/43	210,781
42,162	3.000	02/01/43	38,320
293,900	3.000	03/01/43	266,580
491,229	3.000	04/01/43	445,360
316,367	3.000	05/01/43	286,700
56,908	3.000	06/01/43	51,546
484,801	3.000	07/01/43	441,717
401,512	4.500	10/01/44	395,007
283,447	4.000	12/01/44	272,007
478,938	4.500	04/01/45	472,714
59,422	4.500	05/01/45	58,612

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$211,053	4.500%	06/01/45	$ 207,635
1,742,881	3.500	07/01/45	1,616,595
569,721	4.000	08/01/45	546,726
196,697	4.000	11/01/45	188,433
1,728,648	4.000	01/01/46	1,656,023
60,425	4.000	03/01/46	57,739
4,606	4.500	05/01/46	4,526
34,267	4.000	06/01/46	32,672
50,140	4.500	08/01/46	49,222
9,955	4.000	08/01/46	9,492
91,576	4.000	10/01/46	87,312
24,827	4.500	06/01/47	24,403
565,018	4.500	11/01/47	553,614
200,294	4.000	12/01/47	192,148
187,841	4.000	01/01/48	180,142
698,418	4.000	02/01/48	669,358
488,598	4.000	03/01/48	467,961
576,976	4.000	06/01/48	553,149
182,950	4.000	08/01/48	174,994
822,502	5.000	11/01/48	823,907
1,017,022	4.500	01/01/49	990,457
283,777	4.500	03/01/49	276,365
673,321	4.500	04/01/49	656,237
531,401	3.500	07/01/49	492,533
340,956	3.500	08/01/49	316,017
1,178,078	3.000	09/01/49	1,053,869
1,772,551	4.500	03/01/50	1,729,848
2,765,896	2.500	09/01/50	2,379,130
2,775,713	2.500	05/01/51	2,376,297
11,832	4.500	05/01/51	11,393
4,597,830	2.000	12/01/51	3,754,291
2,943,908	2.000	02/01/52	2,403,432
233,667	4.500	04/01/52	224,588
41,762	5.000	05/01/52	41,455
544,515	5.000	06/01/52	540,340
2,205,458	5.000	07/01/52	2,185,307
28,943	5.000	08/01/52	28,712
750,919	6.000	12/01/52	766,481
964,914	5.500	04/01/53	961,625
4,000,000	2.500	TBA-30yr(e)	3,389,843
4,000,000	3.500	TBA-30yr(e)	3,643,437
1,000,000	5.000	TBA-30yr(e)	979,727
1,000,000	5.500	TBA-30yr(e)	995,194
1,000,000	6.000	TBA-30yr(e)	1,008,711

			42,597,216

TOTAL FEDERAL AGENCIES			$ 87,618,079

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $102,090,451)			$ 97,116,617

Agency Debentures – 27.0%
Sovereign – 27.0%
FFCB
$2,180,000	3.430%	12/06/28	$ 2,064,656

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Sovereign – (continued)
FFCB – (continued)
$720,000	5.270%	05/01/29	$ 744,358
FHLB
3,620,000	3.500	06/11/32	3,355,631
FNMA
2,600,000	6.250	05/15/29	2,875,574
14,500,000	0.875	08/05/30	11,653,505
4,000,000	6.625	11/15/30	4,633,720
Tennessee Valley Authority
20,150,000	0.750	05/15/25	18,576,688

TOTAL AGENCY DEBENTURES (Cost $48,287,668)			$ 43,904,132

Asset-Backed Securities(a)(b)(c) – 2.1%
Collateralized Loan Obligations – 0.6%
Towd Point Mortgage Trust Series 2017-4, Class A2
$1,030,153	3.000%	06/25/57	$ 905,559

Student Loan – 1.5%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1M USD LIBOR + 0.800%)
909,560	5.950	09/25/68	883,824
PHEAA Student Loan Trust Series 2016-1A, Class A (1M USD LIBOR + 1.150%)
535,791	6.300	09/25/65	527,554
Scholar Funding Trust Series 2013-A, Class A (1M USD LIBOR + 0.650%)
1,042,788	5.828	01/30/45	1,006,142

			2,417,520

TOTAL ASSET-BACKED SECURITIES (Cost $3,526,339)			$ 3,323,079

Municipal Debt Obligations – 1.3%
New Jersey – 1.3%
New Jersey Economic Development Authority Series A
$2,000,000	7.425%	02/15/29	$ 2,148,158
(Cost $2,000,000)

Sovereign Debt Obligations(f) – 0.7%
United States Dollar – 0.7%
Israel Government AID Bond
$500,000	5.500%	12/04/23	$ 499,670
700,000	5.500	04/26/24	698,635

			1,198,305

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,223,906)			$ 1,198,305

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 21.7%
United States Treasury Bonds
$1,020,000	3.500	%(g)	04/30/30	$ 990,675
1,890,000	3.875		08/15/40	1,874,939
3,200,000	1.875		02/15/41	2,324,500
3,040,000	2.250		05/15/41	2,341,750
900,000	3.125		11/15/41	792,844
3,830,000	3.625		02/15/44	3,588,231
9,390,000	3.375		05/15/44	8,465,672
3,320,000	3.125		08/15/44	2,872,837
6,400,000	2.875		11/15/46	5,273,000
5,080,000	2.750		11/15/47	4,087,019
530,000	2.375		11/15/49	396,009
1,190,000	2.000		02/15/50	815,894
2,020,000	2.375		05/15/51	1,502,375
United States Treasury Strip Coupon(h)
4,000	0.000		11/15/35	2,450

TOTAL U.S. TREASURY OBLIGATIONS (Cost $42,844,288)				$ 35,328,195

TOTAL INVESTMENTS – 112.6% (Cost $199,972,652)				$183,018,486

OTHER ASSETS IN EXCESS OF LIABILITIES – (12.6)%				(20,549,410)

NET ASSETS – 100.0%				$162,469,076

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $21,132,266 which represents approximately 13.2% of net assets as of June 30, 2023.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $1,198,305, which represents approximately 1% of the Fund’s net assets as of June 30, 2023

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	3.000%	TBA - 30yr	07/20/23	$(3,000,000)	$(2,680,062)
GNMA	5.000	TBA - 30yr	07/20/23	(1,000,000)	(982,544)
UMBS, 30 Year, Single Family	2.000	TBA - 30yr	07/13/23	(1,000,000)	(814,886)
UMBS, 30 Year, Single Family	3.000	TBA - 30yr	07/13/23	(2,000,000)	(1,759,687)
UMBS, 30 Year, Single Family	4.000	TBA - 30yr	07/13/23	(1,000,000)	(938,203)
UMBS, 30 Year, Single Family	4.500	TBA - 30yr	07/13/23	(2,000,000)	(1,921,876)

(PROCEEDS RECEIVABLE: $(9,148,906))					$(9,097,258)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	24	09/29/23	$4,880,250	$(31,912)
5 Year U.S. Treasury Notes	143	09/29/23	15,314,406	(179,929)

Total				$(211,841)

Short position contracts:
10 Year U.S. Treasury Notes	(100)	09/20/23	(11,368,516)	108,143
20 Year U.S. Treasury Bonds	(74)	09/20/23	(9,391,062)	27,907
Ultra Long U.S. Treasury Bonds	(67)	09/20/23	(9,126,656)	(61,454)

Total				$74,596

TOTAL FUTURES CONTRACTS				$(137,245)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(a)	4.430%(a)	12/31/24	$10		$(109)	$(2)	$(107)
3.270%(b)	12M SOFR(b)	05/14/25	8,190	(c)	84,096	48,891	35,205
3.490(a)	12M SOFR(a)	05/31/27	10		235	(29)	264
12M SOFR(a)	3.423(a)	03/31/30	5,680	(c)	(79,501)	(840)	(78,661)
2.680(a)	12M SOFR(a)	07/28/32	3,950	(c)	69,662	37,709	31,953
12M SOFR(a)	2.910(a)	07/28/37	9,660	(c)	(127,630)	(113,326)	(14,304)
12M SOFR(a)	2.720(a)	08/11/37	5,880	(c)	(115,128)	(158,287)	43,159
12M SOFR(a)	3.391(a)	05/10/38	4,240	(c)	9,397	(4,686)	14,083
2.080(a)	12M SOFR(a)	07/28/47	8,230	(c)	116,935	116,271	664
2.170(a)	12M SOFR(a)	08/11/52	2,850	(c)	126,048	123,197	2,851
2.564(a)	12M SOFR(a)	05/11/53	3,410	(c)	(19,493)	4,634	(24,127)

TOTAL					$64,512	$53,532	$10,980

(a)	Payments made annually.
(b)	Payments made at maturity.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	2,000,000	$2,000,000	$22	$67,000	$(66,978)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(6,450,000)	(6,450,000)	(10,470)	(40,055)	29,585
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(3,250,000)	(3,250,000)	(4,901)	(20,719)	15,818
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(3,250,000)	(3,250,000)	(4,781)	(21,125)	16,344
1Y IRS	Citibank NA	1.750	07/28/2023	(2,000,000)	(2,000,000)	—	(25,000)	25,000
1Y IRS	Citibank NA	2.075	07/28/2023	(2,000,000)	(2,000,000)	(3)	(42,000)	41,997

				(16,950,000)	$(16,950,000)	$(20,155)	$(148,899)	$128,744

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(6,450,000)	(6,450,000)	(91,560)	(40,054)	(51,505)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(3,250,000)	(3,250,000)	(48,347)	(20,719)	(27,629)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(3,250,000)	(3,250,000)	(49,040)	(21,125)	(27,916)

				(12,950,000)	$(12,950,000)	$(188,947)	$(81,898)	$(107,050)

Total written option contracts				(29,900,000)	$(29,900,000)	$(209,102)	$(230,797)	$21,694

TOTAL				(27,900,000)	$(27,900,000)	$(209,080)	$(163,797)	$(45,284)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 1.1%
Sovereign – 1.1%
United States Treasury Inflation Indexed Notes
$3,716,793	1.625%	10/15/27	$ 3,662,287
(Cost $3,699,870)

TOTAL AGENCY DEBENTURES (Cost $3,699,870)			$ 3,662,287

U.S. Treasury Obligations – 98.2%
United States Treasury Inflation Indexed Bonds
$16,208,346	2.125%	02/15/40	$ 17,394,487
6,481,171	1.375	02/15/44	6,102,427
11,734,105	1.000	02/15/48	10,089,909
9,799,577	1.000	02/15/49	8,430,279
6,240,983	0.250	02/15/50	4,363,689
6,011,452	0.125	02/15/51	4,009,184
United States Treasury Inflation Indexed Notes
10,298,260	0.125	04/15/25	9,795,742
36,835,776	0.375 (a)	07/15/25	35,249,045
31,316,706	0.125	10/15/25	29,693,338
21,142,100	0.125	04/15/26	19,822,833
19,651,351	0.125	07/15/26	18,457,339

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Inflation Indexed Notes – (continued)
$22,954,593	0.125%	10/15/26	$ 21,461,457
17,842,222	0.500	01/15/28	16,689,331
27,207,633	0.875	01/15/29	25,759,274
7,166,320	0.250	07/15/29	6,545,307
19,105,450	0.125	07/15/30	17,129,245
40,595,379	0.125	07/15/31	36,011,724
30,566,479	0.625	07/15/32	28,102,700

TOTAL U.S. TREASURY OBLIGATIONS (Cost $348,853,446)			$315,107,310

TOTAL INVESTMENTS – 99.3% (Cost $352,553,316)			$318,769,597

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%			2,239,147

NET ASSETS – 100.0%			$321,008,744

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	45	09/20/23	$5,329,687	$(50,733)
2 Year U.S. Treasury Notes	4	09/29/23	813,375	(3,299)
5 Year U.S. Treasury Notes	13	09/29/23	1,392,219	(7,175)

Total				$(61,207)

Short position contracts:
10 Year U.S. Treasury Notes	(130)	09/20/23	(14,594,531)	122,972
20 Year U.S. Treasury Bonds	(7)	09/20/23	(888,344)	(687)
Ultra Long U.S. Treasury Bonds	(43)	09/20/23	(5,857,406)	(30,626)

Total				$91,659

TOTAL FUTURES CONTRACTS				$30,452

SWAP CONTRACTS — At June 30, 2023, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

2.251%(a)	1T CPI-U(a)	02/20/24	$13,700		$1,318,850	$15	$1,318,835
2.103(a)	1T CPI-U(a)	12/14/24	10,000		1,065,241	28	1,065,213
4.430(b)	12M SOFR(b)	12/31/24	10		111	(40)	151
3.270(a)	12M SOFR(a)	05/14/25	24,930	(c)	255,976	148,913	107,063
2.007(a)	1T CPI-U(a)	02/07/26	6,300		708,117	31	708,086
12M SOFR(b)	3.490%(b)	05/31/27	10		(266)	(30)	(236)
12M SOFR(a)	2.103(a)	02/07/29	6,300		(737,845)	54	(737,899)
12M SOFR(b)	3.423(b)	03/31/30	17,580	(c)	(246,062)	(2,442)	(243,620)
2.680(b)	12M SOFR(b)	07/28/32	13,210	(c)	232,971	175,929	57,042
12M SOFR(b)	2.910(b)	07/28/37	32,380	(c)	(427,812)	(435,904)	8,092
12M SOFR(b)	2.720(b)	08/11/37	19,070	(c)	(373,381)	(583,377)	209,996
12M SOFR(b)	3.391(b)	05/10/38	15,220	(c)	33,729	(15,475)	49,204
2.080(b)	12M SOFR(b)	07/28/47	27,580	(c)	391,868	362,210	29,658
2.170(b)	12M SOFR(b)	08/11/52	9,770	(c)	432,103	273,827	158,276
2.564(b)	12M SOFR(b)	05/11/53	12,180	(c)	(69,627)	14,276	(83,903)

TOTAL					$2,583,973	$(61,985)	$2,645,958

(a)	Payments made at maturity.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025%	05/10/2024	(21,600,000)	$(21,600,000)	$(35,061)	$(134,136)	$99,075
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(8,950,000)	(8,950,000)	(13,496)	(57,056)	43,561
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(8,950,000)	(8,950,000)	(13,166)	(58,175)	45,009

				(39,500,000)	$(39,500,000)	$(61,723)	$(249,367)	$187,645

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(21,600,000)	(21,600,000)	(306,619)	(134,136)	(172,483)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(8,950,000)	(8,950,000)	(133,141)	(57,057)	(76,085)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(8,950,000)	(8,950,000)	(135,050)	(58,175)	(76,875)

				(39,500,000)	$(39,500,000)	$(574,810)	$(249,368)	$(325,443)

Total written option contracts				(79,000,000)	$(79,000,000)	$(636,533)	$(498,735)	$(137,798)

TOTAL				(79,000,000)	$(79,000,000)	$(636,533)	$(498,735)	$(137,798)

Currency Abbreviations:
USD	— U.S. Dollar

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
CPI U	— Consumer Price Index For All Urban Consumers
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 55.7%
Advertising(a)(b) – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$4,405,000	6.250%		06/15/25	$ 4,405,749

Aerospace & Defense(b) – 2.0%
Howmet Aerospace, Inc.
1,279,000	5.125		10/01/24	1,267,182
1,265,000	6.875		05/01/25	1,285,708
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	8,465,719
The Boeing Co.
11,850,000	4.875		05/01/25	11,680,189
5,400,000	2.600		10/30/25	5,025,402

				27,724,200

Agriculture(b) – 0.5%
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,193,200

Airlines(a)(b) – 0.2%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
3,030,000	8.000		09/20/25	3,060,270

Automotive – 1.8%
Ford Motor Credit Co. LLC(b)
5,639,000	2.300		02/10/25	5,266,713
250,000	4.687		06/09/25	241,003
General Motors Financial Co., Inc.(b)
8,800,000	1.500		06/10/26	7,781,928
Hyundai Capital America(a)
2,350,000	5.800		06/26/25	2,345,629
The Goodyear Tire & Rubber Co.(b)
3,235,000	9.500		05/31/25	3,315,357
Volkswagen Group of America Finance LLC(a)
5,800,000	3.950		06/06/25	5,621,476
ZF North America Capital, Inc.(a)
900,000	4.750		04/29/25	876,411

				25,448,517

Banks – 22.3%
Banco do Brasil SA
3,350,000	4.750		03/20/24	3,302,128
Banco Santander SA
1,600,000	2.746		05/28/25	1,502,896
Bank of America Corp.
9,025,000	4.000		01/22/25	8,780,783
23,950,000	3.950		04/21/25	23,202,520
(SOFR + 0.910%)
20,250,000	0.981	(b)(c)	09/25/25	19,026,090
(SOFR + 1.110%)
7,898,000	3.841	(b)(c)	04/25/25	7,748,412
Barclays PLC(b)(c)
(3M USD LIBOR + 1.610%)
1,850,000	3.932		05/07/25	1,808,653
(SOFR + 2.714%)
3,600,000	2.852		05/07/26	3,374,784
BNP Paribas SA(a)
10,000,000	4.375		09/28/25	9,589,700
(SOFR + 2.074%)
3,275,000	2.219	(b)(c)	06/09/26	3,033,567

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BPCE SA(a)
$850,000	2.375%		01/14/25	$ 797,156
(SOFR + 1.520%)
3,675,000	1.652	(b)(c)	10/06/26	3,295,777
Canadian Imperial Bank of Commerce
2,065,000	5.144		04/28/25	2,048,418
Citigroup, Inc.
1,525,000	3.875		03/26/25	1,473,470
1,375,000	4.400		06/10/25	1,336,321
1,800,000	4.600		03/09/26	1,741,914
(SOFR + 0.694%)
15,075,000	2.014	(b)(c)	01/25/26	14,176,831
(SOFR + 1.372%)
7,355,000	4.140	(b)(c)	05/24/25	7,225,699
(SOFR + 2.842%)
14,275,000	3.106	(b)(c)	04/08/26	13,629,913
Credit Agricole SA
5,700,000	4.375		03/17/25	5,496,909
Credit Suisse AG
5,539,000	6.500	(a)	08/08/23	5,510,142
11,225,000	3.700		02/21/25	10,741,651
675,000	2.950		04/09/25	634,919
Deutsche Bank AG
6,025,000	3.700		05/30/24	5,852,986
(SOFR + 2.159%)
1,525,000	2.222	(b)(c)	09/18/24	1,506,685
Fifth Third Bancorp(b)
690,000	2.375		01/28/25	647,524
First Horizon Corp.(b)
1,500,000	4.000		05/26/25	1,401,045
First-Citizens Bank & Trust Co.(b)(c) (TSFR3M + 1.715%)
1,050,000	2.969		09/27/25	988,407
HSBC Holdings PLC(b)(c) (SOFR + 1.538%)
8,675,000	1.645		04/18/26	8,010,235
ING Groep NV(a)
5,000,000	4.625		01/06/26	4,874,600
(1 year CMT + 1.100%)
4,750,000	1.400	(b)(c)	07/01/26	4,328,722
JPMorgan Chase & Co.(b)(c)
(SOFR + 0.420%)
713,000	0.563		02/16/25	688,024
(SOFR + 0.605%)
6,525,000	1.561		12/10/25	6,110,662
(SOFR + 0.800%)
9,200,000	1.045		11/19/26	8,243,292
(SOFR + 1.850%)
6,360,000	2.083		04/22/26	5,955,886
(TSFR3M + 1.585%)
22,175,000	2.005		03/13/26	20,829,421
Lloyds Banking Group PLC
1,525,000	4.500		11/04/24	1,480,257
Macquarie Group Ltd.(a)(b)(c) (SOFR + 1.069%)
2,100,000	1.340		01/12/27	1,868,496
Mitsubishi UFJ Financial Group, Inc.
3,025,000	1.412		07/17/25	2,772,413
Morgan Stanley(b)(c)
(SOFR + 0.509%)
6,094,000	0.791		01/22/25	5,905,756

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley(b)(c) – (continued)
(SOFR + 0.525%)
$3,700,000	0.790%	05/30/25	$ 3,515,296
(SOFR + 0.720%)
4,025,000	0.985	12/10/26	3,590,984
(SOFR + 0.745%)
2,125,000	0.864	10/21/25	1,979,119
(SOFR + 1.990%)
20,275,000	2.188	04/28/26	19,029,912
Royal Bank of Canada
8,630,000	4.950	04/25/25	8,526,095
Santander Holdings USA, Inc.(b)(c) (SOFR + 0.380%)
4,171,000	4.260	06/09/25	4,002,408
Santander UK Group Holdings PLC(b)(c) (SOFR + 0.787%)
9,700,000	1.089	03/15/25	9,286,683
Standard Chartered PLC(a)(b)(c) (1 year CMT + 0.780%)
2,275,000	0.991	01/12/25	2,205,658
Sumitomo Mitsui Financial Group, Inc.
1,925,000	1.474	07/08/25	1,769,171
The Bank of New York Mellon Corp.(b)(c) (SOFR + 1.026%)
4,600,000	4.947	04/26/27	4,541,304
UBS Group AG(a)(b)(c) (SOFR + 2.044%)
9,600,000	2.193	06/05/26	8,792,736
Wells Fargo & Co.(b)(c)
(SOFR + 1.560%)
9,910,000	4.540	08/15/26	9,688,016
(SOFR + 2.000%)
7,200,000	2.188	04/30/26	6,748,272
Westpac New Zealand Ltd.(a)
2,265,000	4.902	02/15/28	2,217,050

			316,835,768

Building Materials(b) – 1.0%
Carrier Global Corp.
15,325,000	2.242	02/15/25	14,505,879
JELD-WEN, Inc.(a)
125,000	4.875	12/15/27	110,704
Summit Materials LLC/Summit Materials Finance Corp.(a)
115,000	6.500	03/15/27	114,644

			14,731,227

Chemicals(b) – 0.5%
International Flavors & Fragrances, Inc.(a)
5,225,000	1.230	10/01/25	4,660,177
OCI NV(a)
1,043,000	4.625	10/15/25	1,009,853
Sasol Financing USA LLC
450,000	5.875	03/27/24	442,823
SPCM SA(a)
1,650,000	3.125	03/15/27	1,480,001

			7,592,854

Commercial Services – 0.6%
Global Payments, Inc.(b)
3,175,000	1.200	03/01/26	2,821,877
Prime Security Services Borrower LLC/Prime Finance, Inc.(a)
5,920,000	5.250	04/15/24	5,868,022

			8,689,899

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(b) – 0.9%
Dell International LLC/EMC Corp.
$10,665,000	5.850%	07/15/25	$ 10,703,287
NetApp, Inc.
1,300,000	1.875	06/22/25	1,208,285

			11,911,572

Diversified Financial Services – 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(b)
5,925,000	3.500	01/15/25	5,699,909
640,000	6.500	07/15/25	643,718
Air Lease Corp.(b)
1,500,000	2.300	02/01/25	1,412,445
1,100,000	3.375	07/01/25	1,040,237
5,175,000	1.875	08/15/26	4,599,023
Aviation Capital Group LLC(a)(b)
1,725,000	1.950	01/30/26	1,535,543
Avolon Holdings Funding Ltd.(a)(b)
1,075,000	3.950	07/01/24	1,042,933
2,075,000	2.875	02/15/25	1,936,079
Capital One Financial Corp.(b)
6,050,000	3.200	02/05/25	5,775,693
LD Holdings Group LLC(a)(b)
3,610,000	6.500	11/01/25	2,847,929
Nomura Holdings, Inc.
2,695,000	5.099	07/03/25	2,645,547
OneMain Finance Corp.(b)
4,390,000	6.125	03/15/24	4,374,328
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
10,460,000	2.875	10/15/26	9,252,079
Synchrony Financial(b)
4,260,000	4.875	06/13/25	4,051,430

			46,856,893

Electrical(b) – 1.7%
Avangrid, Inc.
1,375,000	3.200	04/15/25	1,308,464
DTE Energy Co.
3,375,000	1.050	06/01/25	3,092,040
Enel Finance International NV(a)
7,875,000	1.375	07/12/26	6,948,270
Entergy Corp.
2,800,000	0.900	09/15/25	2,517,284
NRG Energy, Inc.(a)
4,525,000	3.750	06/15/24	4,372,960
Vistra Operations Co. LLC(a)
3,325,000	3.550	07/15/24	3,211,351
2,965,000	5.000	07/31/27	2,780,518

			24,230,887

Electronics(a) – 0.2%
Sensata Technologies B.V.
3,000,000	5.000	10/01/25	2,937,480

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch B.V.
188,000	3.850	03/29/26	168,503

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Energy-Alternate Sources(a)(b) – (continued)
Greenko Wind Projects Mauritius Ltd.
$200,000	5.500%		04/06/25	$ 191,096

				359,599

Engineering & Construction(b) – 0.2%
AECOM
2,750,000	5.125		03/15/27	2,658,370

Entertainment – 0.7%
Banijay Entertainment SASU(a)(b)
687,000	5.375		03/01/25	673,748
Caesars Entertainment, Inc.(a)(b)
1,895,000	6.250		07/01/25	1,886,586
Six Flags Theme Parks, Inc.(a)(b)
1,125,000	7.000		07/01/25	1,133,134
Warnermedia Holdings, Inc.
6,900,000	3.638		03/15/25	6,656,568

				10,350,036

Environmental(a)(b) – 0.6%
GFL Environmental, Inc.
3,880,000	3.750		08/01/25	3,693,527
4,860,000	5.125		12/15/26	4,687,616

				8,381,143

Food & Drug Retailing(a)(b) – 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC
3,630,000	3.250		03/15/26	3,363,630
110,000	7.500		03/15/26	112,043
Performance Food Group, Inc.
3,020,000	6.875		05/01/25	3,024,198
US Foods, Inc.
1,055,000	6.250		04/15/25	1,055,675

				7,555,546

Gas(b) – 0.7%
NiSource, Inc.
11,050,000	0.950		08/15/25	10,085,335

Healthcare Providers & Services – 1.7%
Centene Corp.(b)
1,900,000	4.250		12/15/27	1,777,868
8,410,000	2.450		07/15/28	7,208,800
HCA, Inc.
8,810,000	5.375		02/01/25	8,734,322
6,000,000	5.875	(b)	02/15/26	6,005,100

				23,726,090

Household Products(b) – 0.0%
Spectrum Brands, Inc.
114,000	5.750		07/15/25	113,954

Housewares(b) – 0.2%
Newell Brands, Inc.
2,770,000	4.875		06/01/25	2,671,859

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 0.4%
American International Group, Inc.(b)
$1,333,000	2.500%		06/30/25	$ 1,256,566
Athene Global Funding(a)
678,000	1.450		01/08/26	595,691
Equitable Financial Life Global Funding(a)
1,550,000	1.400		07/07/25	1,410,996
Great-West Lifeco US Finance 2020 LP(a)(b)
2,000,000	0.904		08/12/25	1,797,380

				5,060,633

Internet – 1.5%
Gen Digital, Inc.(a)(b)
3,110,000	6.750		09/30/27	3,103,003
Netflix, Inc.
3,265,000	5.875		02/15/25	3,279,007
4,000,000	3.625	(a)(b)	06/15/25	3,857,120
Prosus NV(a)(b)
7,030,000	3.257		01/19/27	6,351,253
Uber Technologies, Inc.(a)(b)
4,340,000	7.500		05/15/25	4,396,897

				20,987,280

Investment Companies – 0.4%
Blackstone Private Credit Fund
6,000,000	4.700		03/24/25	5,777,760

Iron/Steel – 0.1%
POSCO(a)
310,000	5.750		01/17/28	314,489
Steel Dynamics, Inc.(b)
345,000	2.400		06/15/25	322,606

				637,095

Leisure Time(a)(b) – 0.4%
NCL Corp. Ltd.
2,245,000	5.875		02/15/27	2,182,881
Royal Caribbean Cruises Ltd.
3,506,000	11.500		06/01/25	3,716,886

				5,899,767

Lodging(b) – 0.7%
Marriott International, Inc.
4,918,000	5.750		05/01/25	4,931,033
MGM Resorts International
2,040,000	6.750		05/01/25	2,045,181
3,511,000	5.750		06/15/25	3,473,924

				10,450,138

Machinery-Diversified(b) – 0.3%
Husky III Holding Ltd.(d)(a)
1,104,000	13.000		02/15/25	1,005,766
Otis Worldwide Corp.
4,000,000	2.056		04/05/25	3,771,480

				4,777,246

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital(b)
$8,925,000	4.908%		07/23/25	$ 8,752,390
(3M USD LIBOR + 1.650%)
1,275,000	6.949	(c)	02/01/24	1,278,953
DISH DBS Corp.
5,065,000	5.875		11/15/24	4,453,806

				14,485,149

Mining(a)(b) – 0.3%
Glencore Funding LLC
4,200,000	1.625		09/01/25	3,856,650

Miscellaneous Manufacturing(b) – 0.3%
Amsted Industries, Inc.(a)
2,754,000	5.625		07/01/27	2,671,408
Hillenbrand, Inc.
890,000	5.750		06/15/25	881,367

				3,552,775

Multi-National(a)(b) – 0.1%
The African Export-Import Bank
1,050,000	2.634		05/17/26	945,242
1,130,000	3.798		05/17/31	910,565

				1,855,807

Office & Business Equipment(a)(b) – 0.3%
Xerox Holdings Corp.
4,495,000	5.000		08/15/25	4,230,829

Oil Field Services(b) – 1.1%
Canadian Natural Resources Ltd.
1,875,000	2.050		07/15/25	1,747,575
Continental Resources, Inc.
6,800,000	3.800		06/01/24	6,663,864
Devon Energy Corp.
120,000	5.250		09/15/24	119,032
EQT Corp.
2,625,000	6.125		02/01/25	2,611,822
Petroleos Mexicanos
210,000	6.875		10/16/25	201,159
QatarEnergy
2,160,000	1.375		09/12/26	1,938,427
Saudi Arabian Oil Co.
2,130,000	1.625		11/24/25	1,944,072
USA Compression Partners LP/USA Compression Finance Corp.
120,000	6.875		04/01/26	117,304

				15,343,255

Packaging(b) – 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(a)
1,165,000	6.000		06/15/27	1,145,253
Berry Global, Inc.
3,200,000	1.570		01/15/26	2,888,128
Silgan Holdings, Inc.(a)
1,925,000	1.400		04/01/26	1,704,049

				5,737,430

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(b) – 1.0%
Herbalife Nutrition Ltd./HLF Financing, Inc.(a)
$7,435,000	7.875%	09/01/25	$ 6,819,382
Perrigo Finance Unlimited Co.
5,000,000	3.900	12/15/24	4,836,200
PRA Health Sciences, Inc.(a)
3,144,000	2.875	07/15/26	2,866,007

			14,521,589

Pipelines(b) – 2.1%
Cheniere Energy Partners LP
2,835,000	4.500	10/01/29	2,603,551
DCP Midstream Operating LP
4,645,000	5.375	07/15/25	4,599,340
2,690,000	5.625	07/15/27	2,689,381
Energy Transfer LP/Regency Energy Finance Corp.
150,000	4.500	11/01/23	149,329
MPLX LP
1,225,000	4.875	12/01/24	1,207,972
8,300,000	1.750	03/01/26	7,541,380
NGPL PipeCo LLC(a)
410,000	4.875	08/15/27	389,484
NuStar Logistics LP
7,500,000	5.750	10/01/25	7,337,025
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875	01/15/29	2,774,155

			29,291,617

Real Estate(b)(e) – 0.0%
Sunac China Holdings Ltd.
200,000	6.500	01/10/25	32,000
Zhenro Properties Group Ltd.
200,000	6.700	08/04/26	8,000

			40,000

Real Estate Investment Trust(b) – 1.4%
American Tower Corp.
1,150,000	2.400	03/15/25	1,084,163
1,400,000	1.300	09/15/25	1,268,666
Crown Castle, Inc.
1,750,000	1.350	07/15/25	1,602,282
MPT Operating Partnership LP/MPT Finance Corp.
7,785,000	5.250	08/01/26	6,915,338
VICI Properties LP/VICI Note Co., Inc.(a)
4,830,000	5.625	05/01/24	4,802,276
4,590,000	3.500	02/15/25	4,392,217
WP Carey, Inc.
230,000	4.000	02/01/25	223,270

			20,288,212

Retailing(b) – 0.2%
Penske Automotive Group, Inc.
3,310,000	3.500	09/01/25	3,152,179

Semiconductors(b) – 0.2%
NXP B.V./NXP Funding LLC/NXP USA, Inc.
250,000	2.700	05/01/25	237,008

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors(b) – (continued)
Skyworks Solutions, Inc.
$2,425,000	1.800%		06/01/26	$ 2,170,035

				2,407,043

Software – 1.0%
Fair Isaac Corp.(a)(b)
2,705,000	5.250		05/15/26	2,646,464
Infor, Inc.(a)(b)
1,075,000	1.750		07/15/25	981,238
Oracle Corp.
2,825,000	2.500	(b)	04/01/25	2,681,349
3,575,000	5.800		11/10/25	3,615,147
PTC, Inc.(a)(b)
2,085,000	3.625		02/15/25	2,015,257
VMware, Inc.(b)
2,575,000	1.000		08/15/24	2,438,242

				14,377,697

Telecommunication Services – 2.1%
CommScope Technologies LLC(a)(b)
112,000	6.000		06/15/25	104,521
Sprint LLC.
2,840,000	7.875		09/15/23	2,848,605
Telecom Italia SpA(a)
5,615,000	5.303		05/30/24	5,461,486
T-Mobile USA, Inc.(b)
21,574,000	3.500		04/15/25	20,758,287

				29,172,899

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,763,654

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,411,687

TOTAL CORPORATE OBLIGATIONS (Cost $844,570,770)				$ 790,598,839

Mortgage-Backed Obligations – 12.9%
Collateralized Mortgage Obligations – 2.9%
Interest Only – 0.4%
FHLMC REMIC Series 4314, Class SE (-1X 1M USD LIBOR + 6.050%)
$218,213	0.857	%(c)	03/15/44	$ 20,174
FHLMC REMIC Series 4468, Class SY (-1X 1M USD LIBOR + 6.100%)
354,111	0.907	(c)	05/15/45	35,587
FHLMC REMIC Series 4583, Class ST (-1X 1M USD LIBOR + 6.000%)
248,280	0.807	(c)	05/15/46	26,214
FHLMC REMIC Series 4998, Class GI
3,898,660	4.000		08/25/50	771,442
FHLMC REMIC Series 5012, Class DI
635,298	4.000		09/25/50	121,596

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
FHLMC REMIC Series 5020, Class IH
$1,649,470	3.000%		08/25/50	$ 261,239
FNMA REMIC Series 2010-135, Class AS (-1X 1M USD LIBOR +5.950%)
69,235	0.800	(c)	12/25/40	4,928
FNMA REMIC Series 2016-1, Class SJ (-1X 1M USD LIBOR + 6.150%)
343,708	1.000	(c)	02/25/46	37,314
FNMA REMIC Series 2017-31, Class SG (-1X 1M USD LIBOR + 6.100%)
414,284	0.950	(c)	05/25/47	45,527
FNMA REMIC Series 2018-17, Class CS (-1X 1M USD LIBOR + 3.450%)
1,640,132	0.000	(c)(f)	03/25/48	24,362
FNMA REMIC Series 2020-49, Class IO
363,200	4.000		07/25/50	70,122
FNMA REMIC Series 2020-49, Class KS (-1X 1M USD LIBOR + 6.100%)
2,712,531	0.950	(c)	07/25/50	293,279
FNMA REMIC Series 2020-60, Class NI
590,003	4.000		09/25/50	112,927
FNMA REMIC Series 2020-62, Class GI
2,843,609	4.000		06/25/48	540,668
GNMA REMIC Series 2013-124, Class CS (-1X 1M USD LIBOR + 6.050%)
235,642	0.904	(b)(c)	08/20/43	23,243
GNMA REMIC Series 2014-132, Class SL (-1X 1M USD LIBOR + 6.100%)
168,346	0.954	(b)(c)	10/20/43	7,305
GNMA REMIC Series 2014-162, Class SA (-1X 1M USD LIBOR + 5.600%)
87,101	0.454	(b)(c)	11/20/44	6,676
GNMA REMIC Series 2015-123, Class SP (-1X 1M USD LIBOR + 6.250%)
152,621	1.093	(b)(c)	09/20/45	15,778
GNMA REMIC Series 2016-27, Class IA
87,147	4.000	(b)	06/20/45	10,812
GNMA REMIC Series 2017-112, Class SJ (-1X 1M USD LIBOR +5.660%)
147,381	0.503	(b)(c)	07/20/47	11,964
GNMA REMIC Series 2018-122, Class HS (-1X 1M USD LIBOR + 6.200%)
335,721	1.043	(b)(c)	09/20/48	33,467
GNMA REMIC Series 2018-122, Class SE (-1X 1M USD LIBOR + 6.200%)
317,083	1.043	(b)(c)	09/20/48	31,114
GNMA REMIC Series 2019-1, Class SN (-1X 1M USD LIBOR + 6.050%)
332,798	0.893	(b)(c)	01/20/49	30,130
GNMA REMIC Series 2019-110, Class PS (-1X 1M USD LIBOR + 6.050%)
3,269,259	0.893	(b)(c)	09/20/49	329,711
GNMA REMIC Series 2019-153, Class EI
7,572,007	4.000	(b)	12/20/49	1,377,525
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
145,703	0.954	(b)(c)	06/20/49	12,695

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only – (continued)
GNMA REMIC Series 2020-146, Class KI
$3,930,706	2.500	%(b)	10/20/50	$ 514,240
GNMA REMIC Series 2020-151, Class MI
59,221	2.500	(b)	10/20/50	7,616
GNMA REMIC Series 2020-55, Class AS (-1X 1M USD LIBOR + 6.050%)
8,412,129	0.904	(b)(c)	04/20/50	870,483
GNMA REMIC Series 2020-61, Class GI
1,945,163	5.000	(b)	05/20/50	372,545
GNMA REMIC Series 2020-78, Class DI
1,488,360	4.000	(b)	06/20/50	274,225

				6,294,908

Sequential Fixed Rate – 0.4%
FNMA REMIC Series 2012-111, Class B
10,089	7.000		10/25/42	10,827
FNMA REMIC Series 2012-153, Class B
34,103	7.000		07/25/42	36,688
GCAT Trust Series 22-NQM4, Class A1
504,868	5.269	(a)(b)(g)	08/25/67	496,426
OBX Trust Series 2022-NQM7, Class A1
502,545	5.110	(a)(b)(g)	08/25/62	488,253
Verus Securitization Trust Series 2022-1, Class A1
4,420,449	2.724	(a)(b)(g)	01/25/67	3,912,786

				4,944,980

Sequential Floating Rate(a)(b)(c) – 2.1%
Bellemeade Re Ltd. Series 2021-2A, Class M1B (SOFR + 1.500%)
1,400,000	6.567		06/25/31	1,392,000
Connecticut Avenue Securities Series 2021-R02, Class 2B1 (SOFR30A + 3.300%)
4,100,000	8.367		11/25/41	4,071,975
Connecticut Avenue Securities Trust Series 2021-R01, Class 1B1 (SOFR30A + 3.100%)
2,311,000	8.167		10/25/41	2,279,485
Connecticut Avenue Securities Trust Series 2022-R02, Class 2M2 (SOFR30A + 3.000%)
1,910,000	8.067		01/25/42	1,893,208
Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (SOFR + 3.100%)
560,000	8.167		06/25/43	560,700
Federal National Mortgage Association Connecticut Avenue Securities Series 2023-R03, Class 2M2 (SOFR + 3.900%)
298,099	8.967		04/25/43	304,198
FHLMC STACR Debt Notes Series 2020-HQA5, Class M2 (SOFR30A + 2.600%)
2,264,227	7.667		11/25/50	2,296,590
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2 (1M USD LIBOR + 1.850%)
755,513	7.000		02/25/50	757,865
FHLMC STACR REMIC Trust Series 2020-DNA3, Class B1 (1M USD LIBOR + 5.100%)
446,094	10.250		06/25/50	480,122
FHLMC STACR REMIC Trust Series 2020-DNA5, Class B1 (SOFR30A + 4.800%)
3,231,000	9.867		10/25/50	3,472,832

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – (continued)
FHLMC STACR REMIC Trust Series 2020-DNA5, Class M2 (SOFR + 2.800%)
$624,405	7.867%		10/25/50	$ 633,366
FHLMC STACR REMIC Trust Series 2021-DNA1, Class M2 (SOFR30A + 1.800%)
203,420	6.867		01/25/51	202,921
FHLMC STACR REMIC Trust Series 2021-DNA6, Class B1 (SOFR30A + 3.400%)
2,046,000	8.467		10/25/41	2,037,658
FHLMC STACR REMIC Trust Series 2021-HQA2, Class M2 (SOFR30A + 2.050%)
1,150,000	7.117		12/25/33	1,110,714
FHLMC STACR REMIC Trust Series 2022-DNA1, Class M1A (SOFR + 1.000%)
1,771,167	6.067		01/25/42	1,742,679
FHLMC STACR REMIC Trust Series 2022-DNA3, Class M1A (SOFR + 2.000%)
1,932,564	7.067		04/25/42	1,935,014
FHLMC Structured Agency Credit Risk Debt Notes Series 2023-HQA2, Class M1B (SOFR + 3.350%)
1,074,000	8.417		06/25/43	1,084,740
JPMorgan Mortgage Trust Series 2021-LTV2, Class A1
4,660,100	2.520		05/25/52	3,773,735
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
88,279	3.750		05/28/52	80,688

				30,110,490

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 41,350,378

Commercial Mortgage-Backed Securities – 0.9%
Sequential Fixed Rate – 0.7%
BANK Series 2017-BNK9, Class D
$700,000	2.800	%(a)(b)	11/15/54	$ 428,218
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(b)	04/15/56	2,942,984
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(b)	04/15/56	811,565
BX Trust Series 2022, Class A
3,900,000	5.760	(a)	10/13/27	3,753,556
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	975,873
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(b)	01/15/60	634,896

				9,547,092

Sequential Floating Rate(c) – 0.2%
BX Commercial Mortgage Trust Series 2023-VLT2, Class A (SOFR + 2.281%)
1,500,000	7.428	(a)	06/15/40	1,493,958
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.514	(b)	09/15/48	1,665,574

				3,159,532

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 12,706,624

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Agencies – 9.1%
GNMA – 1.8%
$1,279,123	4.500%	08/20/47	$ 1,258,155
210,672	5.000	03/20/48	210,605
1,985,102	4.000	05/20/48	1,902,340
713,503	4.500	06/20/48	698,685
727,387	4.500	07/20/48	712,053
128,671	5.000	08/20/48	128,527
1,099,133	4.500	09/20/48	1,075,963
766,470	4.500	10/20/48	750,073
422,682	5.000	11/20/48	422,209
957,592	4.500	12/20/48	937,106
1,971,871	5.000	12/20/48	1,966,585
2,326,960	4.500	01/20/49	2,276,452
2,539,691	5.000	01/20/49	2,532,882
725,581	4.500	02/20/49	709,606
982,491	4.500	03/20/49	961,166
276,638	5.000	03/20/49	275,896
23,909	5.000	04/20/49	23,845
1,221,760	3.000	08/20/49	1,102,871
37,895	5.000	08/20/49	37,790
519,715	4.500	10/20/49	507,135
980,594	5.000	12/20/49	978,774
61,241	5.000	02/20/50	61,221
369,817	3.000	06/20/51	331,926
1,722,352	3.000	11/20/51	1,545,079
4,388,856	3.000	12/20/51	3,935,760

			25,342,704

UMBS – 7.3%
972,603	6.000	01/01/53	995,798
1,923,017	5.500	12/01/52	1,938,097
3,823	5.000	03/01/25	3,775
5,157	5.000	11/01/26	5,084
5,231	5.000	07/01/27	5,157
11,904,797	4.000	12/01/44	11,424,312
18,722,923	4.000	08/01/45	17,976,181
78,858	4.500	07/01/47	77,241
466,397	4.500	02/01/48	456,401
3,286,060	4.500	05/01/48	3,212,552
1,170,644	4.500	06/01/48	1,144,457
759,385	4.500	07/01/48	741,204
163,119	4.500	08/01/48	159,215
5,546,150	4.500	09/01/48	5,413,419
67,719	4.500	12/01/48	65,950
593,580	4.500	01/01/49	578,427
5,137,156	4.000	01/01/49	4,913,764
234,468	4.500	02/01/49	228,343
6,439,612	4.500	03/01/49	6,271,410
2,108,891	4.500	04/01/49	2,055,415
125,072	4.500	09/01/49	121,838
323,097	4.500	02/01/50	314,658
47,340	4.500	03/01/50	46,139
765,129	4.500	12/01/50	745,716
10,546,643	5.500	11/01/52	10,619,458
9,522,446	6.000	11/01/52	9,815,188
5,694,411	6.000	12/01/52	5,830,215
5,770,083	6.000	01/01/53	5,879,674
979,733	5.500	04/01/53	982,517

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$2,966,056	6.000%	04/01/53	$ 3,041,165
7,000,000	3.000	TBA-30yr(h)	6,158,905
2,000,000	4.000	TBA-30yr(h)	1,876,406

			103,098,081

TOTAL FEDERAL AGENCIES			$ 128,440,785

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $191,000,499)			$ 182,497,787

Asset-Backed Securities(b) – 11.4%
Automotive – 3.0%
Ford Credit Floorplan Master Owner Trust Series 2019-4, Class A
$3,750,000	2.440%	09/15/26	$ 3,598,796
GMF Floorplan Owner Revolving Trust Series 2019-2, Class A(a)
2,785,000	2.900	04/15/26	2,721,995
Nissan Auto Receivables Owner Narot 2023 A, Class A2a
3,700,000	5.340	02/17/26	3,686,308
Tesla Auto Lease Trust Series 2021-A, Class A3(a)
1,518,426	0.560	03/20/25	1,506,891
Tesla Auto Lease Trust Series 2021-A, Class A4(a)
5,400,000	0.660	03/20/25	5,301,897
Tesla Auto Lease Trust Series 2021-B, Class A3(a)
10,200,000	0.600	09/22/25	9,817,046
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
9,600,000	0.710	04/15/26	9,199,340
Toyota Lease Owner Trust Series 2021-A, Class A3(a)
934,472	0.390	04/22/24	931,835
Toyota Lease Owner Trust Series 2021-A, Class A4(a)
1,400,000	0.500	08/20/25	1,385,935
Toyota Lease Owner Trust Series 2021-B, Class A3(a)
1,431,399	0.420	10/21/24	1,415,951
World Omni Auto Receivables Trust Woart 2023 B, Class A2a
3,600,000	5.250	11/16/26	3,580,592

			43,146,586

Collateralized Loan Obligations(a)(c) – 7.4%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR (3M USD LIBOR + 1.200%)
7,600,000	6.450	07/20/34	7,481,546
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A (3M USD LIBOR + 1.200%)
8,200,000	6.450	10/20/34	7,961,003
Bain Capital Credit CLO Ltd.(f) (3M USD LIBOR + 1.800%)
3,600,000	0.000	07/24/36	3,600,000
Cathedral Lake VII Ltd. Series 2021-7RA, Class D (3M USD LIBOR + 4.280%)
1,750,000	9.540	01/15/32	1,649,814
CQS U.S. CLO Ltd. Series 2021-1A, Claas A (3M USD LIBOR + 1.220%)
4,500,000	6.470	01/20/35	4,374,796
Crown City CLO I Series 2020-1A, Class A1AR (3M USD LIBOR + 1.190%)
2,500,000	6.440	07/20/34	2,446,030

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a)(c) – (continued)
Gulf Stream Meridian 3, Ltd. Series 2021-IIIA, Class A2 (3M USD LIBOR + 1.750%)
$3,000,000	7.010%	04/15/34	$ 2,927,160
HalseyPoint CLO 3 Ltd. Series 2020-3A, Class A1A (3M USD LIBOR + 1.450%)
5,775,000	6.749	11/30/32	5,721,806
HalseyPoint CLO I Ltd. Series 2019-1A, Class A1A1 (3M USD LIBOR + 1.350%)
3,500,000	6.600	01/20/33	3,454,521
Jamestown CLO XVI Ltd. Series 2021-16A, Class A (3M USD LIBOR + 1.200%)
3,000,000	6.455	07/25/34	2,922,201
LCM 26, Ltd. Series 2026-A, Class A1 (3M USD LIBOR + 1.070%)
7,886,998	6.320	01/20/31	7,817,545
LCM XX LP Series 2020-A, Class AR (3M USD LIBOR + 1.040%)
753,273	6.290	10/20/27	752,291
Loan Security (3M USD LIBOR + 1.800%)
5,000,000	6.659	04/18/36	4,990,540
Marble Point CLO XVII Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.300%)
6,000,000	6.550	04/20/33	5,882,526
MJX Venture Management II LLC Series 2017-28RR, Class A1 (3M USD LIBOR + 1.280%)
3,934,652	6.541	07/22/30	3,877,017
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R (TSFR3M + 1.362%)
2,766,053	6.440	12/21/29	2,744,417
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR (3M USD LIBOR + 1.100%)
10,600,000	6.479	05/20/32	10,378,195
Pikes Peak CLO 3 Series 2019-3A, Class ARR (3M USD LIBOR + 1.200%)
4,000,000	6.455	10/25/34	3,913,024
Sycamore Tree CLO Ltd. Series 2023-2A, Class A (TSFR3M + 2.330%)
2,200,000	7.237	04/20/35	2,204,671
TCW CLO Ltd. Series 2022-1A, Class A1 (TSFR3M + 1.340%)
7,900,000	6.411	04/22/33	7,750,951
TICP CLO XIV Ltd. Series 19-14A, Class A1R (3M USD LIBOR + 1.080%)
8,000,000	6.330	10/20/32	7,904,376
Venture 36 CLO Ltd. Series 2019-36A, Class D (3M USD LIBOR + 4.150%)
2,500,000	9.400	04/20/32	2,210,960
Zais CLO 13 Ltd. Series 2019-13A, Class A1A (3M USD LIBOR + 1.490%)
3,000,000	6.750	07/15/32	2,960,016

			105,925,406

Credit Card – 0.8%
Barclays Dryrock Issuance Trust Drock 2023 1 A
7,300,000	4.720	02/15/29	7,198,489
Discover Card Execution Note Trust Dcent 2023 A1, Class A
3,800,000	4.310	03/15/28	3,716,497

			10,914,986

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Student Loan(c) – 0.2%
Access to Loans for Learning Student Loan Corp. Series 2019 A-3 (3M USD LIBOR + 0.800%)
	$1,003,514	6.055%		04/25/37	$ 1,005,438
Educational Services of America, Inc. Series 2014-1, Class A(a) (1M USD LIBOR + 0.700%)
	210,981	5.850		02/25/39	207,510
Illinois Student Assistance Commission Series 2010-1, Class A3 (3M USD LIBOR + 0.900%)
	665,975	6.155		07/25/45	665,986
PHEAA Student Loan Trust Series 2012-1A, Class A1(a) (1M USD LIBOR + 0.550%)
	17,872	5.700		05/25/57	17,554
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
	637,846	6.300		09/25/65	628,040

					2,524,528

TOTAL ASSET-BACKED SECURITIES (Cost $165,629,929)					$ 162,511,506

Sovereign Debt Obligations – 3.4%
Euro(a) – 0.0%
Republic of Indonesia
EUR	250,000	2.150%		07/18/24	$ 266,507

United States Dollar – 3.4%
Airport Authority(a)(b)
	$660,000	4.750		01/12/28	657,162
Export-Import Bank of Korea
	720,000	5.000		01/11/28	723,442
Korea Hydro & Nuclear Power Co., Ltd.(a)
	3,950,000	4.250		07/27/27	3,842,323
Perusahaan Penerbit SBSN Indonesia III
	3,530,000	2.300	(a)	06/23/25	3,341,145
	4,310,000	2.300		06/23/25	4,079,415
	7,550,000	1.500	(a)	06/09/26	6,847,699
Republic of Chile
	2,060,000	3.125		01/21/26	1,970,081
Republic of Indonesia(b)
	8,750,000	4.150		09/20/27	8,471,925
	6,030,000	4.550		01/11/28	5,930,987
Republic of Panama(b)
	2,010,000	3.750		03/16/25	1,942,303
Republic of Peru(b)
	2,120,000	2.392		01/23/26	1,971,303
Republic of Philippines
	2,000,000	3.229		03/29/27	1,887,820
Republic of Qatar(a)
	1,840,000	3.375		03/14/24	1,809,309
	690,000	3.400		04/16/25	669,314
Republic of Romania(a)
	1,500,000	3.000		02/27/27	1,356,000
Saudi Government International Bond(a)
	800,000	2.900		10/22/25	761,200

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
United Mexican States(b)
$1,940,000	5.400%		02/09/28	$ 1,969,798

				48,231,226

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $50,565,289)				$ 48,497,733

U.S. Treasury Obligations – 12.6%
U.S. Treasury Notes
$19,730,000	2.500%		05/31/24	$ 19,214,400
19,670,000	3.000		06/30/24	19,205,911
13,800,000	4.250		09/30/24	13,617,797
United States Treasury Notes
34,730,000	3.000	(i)	07/31/24	33,853,610
1,000,000	0.625	(i)	10/15/24	942,109
19,960,000	0.750	(i)	11/15/24	18,772,536
13,770,000	4.250		12/31/24	13,578,511
492,000	0.750		04/30/26	443,069
65,360,000	0.750		05/31/26	58,711,662
850,000	2.875		08/15/28	800,793

TOTAL U.S. TREASURY OBLIGATIONS (Cost $180,563,562)				$ 179,140,398

Shares	Dividend Rate			Value

Investment Company(j) – 0.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,531,720	5.022%			$ 6,531,720
(Cost $6,531,720)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments(f) – 1.0%
Commercial Paper – 1.0%
Alimentation Couche-Tard, Inc.
$3,051,000	0.000%		07/05/23	$ 3,048,760

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(f) – (continued)
Commercial Paper – (continued)
EIDP, Inc.
$3,498,000	0.000%	11/24/23	$ 3,418,398
Entergy Corp.
5,719,000	0.000	08/17/23	5,677,076
Northrop Gruman Corp.
2,543,000	0.000	08/17/23	2,524,446

TOTAL SHORT- TERM INVESTMENTS (Cost $14,669,747)			$ 14,668,680

TOTAL INVESTMENTS – 97.5% (Cost $1,453,531,516)			$1,384,446,663

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%			34,919,873

NET ASSETS – 100.0%			$1,419,366,536

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Pay-in-kind securities.

(e)	Security is currently in default and/or non-income producing.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2023.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $8,035,311 which represents approximately 0.5% of net assets as of June 30, 2023.

(i)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(j)	Represents an affiliated Issuer.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2023, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	754,811	EUR	519,571	09/20/23	$1,235
	CAD	2,707,773	USD	2,029,745	09/20/23	16,847
	CHF	10,194,209	USD	11,380,791	09/20/23	106,992
	CZK	3,008,281	USD	135,896	09/20/23	1,704
	EUR	396,000	NZD	704,722	09/20/23	1,538
	EUR	397,000	SEK	4,618,494	09/20/23	5,076
	EUR	475,621	USD	511,503	09/20/23	9,612
	GBP	348,588	EUR	404,000	09/20/23	152
	GBP	1,102,317	USD	1,384,919	09/20/23	15,303
	JPY	284,977,912	USD	1,995,357	09/20/23	4,891
	MXN	7,628,687	USD	431,000	09/20/23	7,834
	NOK	4,183,908	USD	387,554	09/20/23	3,343
	NZD	697,511	AUD	631,000	09/20/23	6,613
	NZD	4,890,551	USD	2,977,382	09/20/23	22,920
	PLN	1,777,669	CZK	9,505,729	09/20/23	670
	SEK	3,722,991	USD	345,000	09/20/23	1,542
	USD	863,000	AUD	1,279,899	09/20/23	8,443
	USD	432,000	CHF	382,428	09/20/23	1,045
	USD	803,377	CLP	635,386,743	07/13/23	12,247
	USD	2,532,165	CNH	17,943,523	09/20/23	46,889
	USD	2,111,054	EUR	1,922,591	09/20/23	4,568
	USD	4,600,024	GBP	3,603,563	09/20/23	22,584
	USD	345,359	ILS	1,232,578	09/20/23	11,795
	USD	432,000	JPY	60,543,456	09/20/23	7,048
	USD	1,285,376	KRW	1,649,314,964	09/20/23	28,126
	USD	344,298	NZD	561,000	09/20/23	130
	USD	1,917,356	SEK	20,563,083	09/20/23	3,310
	USD	605,000	TRY	15,366,148	09/20/23	36,035
	USD	415,423	ZAR	7,703,889	09/20/23	9,469
	ZAR	5,677,265	USD	296,007	09/20/23	3,154

TOTAL						$401,115

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	2,847,502	USD	1,913,730	09/20/23	$(12,525)
	CAD	1,505,025	USD	1,145,609	09/20/23	(8,079)
	CHF	749,048	USD	845,423	09/20/23	(1,325)
	CLP	348,653,839	USD	437,513	07/13/23	(3,398)
	CNH	24,299,210	USD	3,410,230	09/20/23	(44,657)
	EUR	397,000	CZK	9,516,606	09/20/23	(319)
	EUR	1,024,000	GBP	886,445	09/20/23	(4,065)
	EUR	786,312	SEK	9,268,617	09/20/23	(1,215)
	EUR	1,088,388	USD	1,199,323	09/20/23	(6,830)
	GBP	3,674,103	USD	4,695,310	09/20/23	(28,267)
	ILS	936,907	USD	259,000	09/20/23	(5,452)
	JPY	1,254,080,794	USD	9,141,755	09/20/23	(339,415)
	KRW	456,812,605	USD	358,453	07/17/23	(11,504)
	NOK	12,511,264	EUR	1,071,280	09/20/23	(4,835)
	NZD	749,934	EUR	421,471	09/20/23	(1,708)
	NZD	1,574,141	USD	968,753	09/20/23	(3,034)
	PLN	1,753,099	USD	432,000	09/20/23	(2,554)
	SEK	17,066,873	EUR	1,466,050	09/20/23	(17,664)
	SEK	19,756,832	USD	1,850,652	09/20/23	(11,652)
	SGD	3,357,678	USD	2,497,683	09/20/23	(7,240)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	TRY	11,361,160	USD	431,000	09/20/23	$(10,328)
	TWD	26,577,336	USD	866,276	07/13/23	(13,268)
	USD	7,642,675	CAD	10,169,899	09/20/23	(43,953)
	USD	692,000	CHF	620,659	09/20/23	(7,416)
	USD	432,000	CLP	348,844,320	07/13/23	(2,352)
	USD	8,082,847	EUR	7,474,542	09/20/23	(106,634)
	USD	7,287,905	GBP	5,812,875	09/20/23	(95,924)
	USD	940,454	MXN	16,572,453	09/20/23	(12,862)
	USD	4,216,571	NOK	46,291,105	09/20/23	(108,353)
	USD	10,378,292	NZD	16,989,605	09/20/23	(44,651)
	USD	5,462	PLN	22,913	09/20/23	(151)
	USD	7,944,728	SEK	85,605,000	09/20/23	(23,530)
	USD	802,959	TWD	25,046,708	07/13/23	(923)
	USD	299,504	ZAR	5,775,358	09/20/23	(4,827)
	ZAR	12,328,366	USD	656,520	09/20/23	(6,881)

TOTAL						$(997,791)

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	3.000%	TBA - 30yr	07/20/23	$(7,000,000)	$(6,253,477)
GNMA	4.500	TBA - 30yr	07/20/23	(2,000,000)	(1,929,729)
UMBS, 30 Year, Single Family	4.500	TBA - 30yr	07/13/23	(20,000,000)	(19,218,756)
UMBS, 30 Year, Single Family	5.500	TBA - 30yr	07/13/23	(1,000,000)	(995,194)
UMBS, 30 Year, Single Family	6.000	TBA - 30yr	07/13/23	(24,000,000)	(24,209,059)

(PROCEEDS RECEIVABLE: $(52,952,070))					$(52,606,215)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	1	09/27/23	$121,031	$290
10 Year U.S. Treasury Notes	11	09/20/23	1,234,922	(10,008)
2 Year U.S. Treasury Notes	2,039	09/29/23	414,617,906	(5,144,513)
30 Year German Euro-Buxl	1	09/07/23	152,332	2,159
5 Year German Euro-Bobl	3	09/07/23	437,811	606
French 10 Year Government Bonds	3	09/07/23	420,330	2,800
Ice 3M Sonia Index	331	12/17/24	98,897,244	(984,094)
Ice 3M Sonia Index	38	09/17/24	11,328,426	(32,472)

Total				$(6,165,232)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(61)	09/20/23	$(7,224,688)	$37,856
20 Year U.S. Treasury Bonds	(130)	09/20/23	(16,497,812)	(18,948)
3M EuriBor	(16)	09/18/23	(4,194,138)	7,247
5 Year German Euro-Bobl	(83)	09/07/23	(10,479,812)	39,252
5 Year U.S. Treasury Notes	(632)	09/29/23	(67,683,250)	883,949
Ice 3M Sonia Index	(293)	12/19/23	(87,492,316)	561,964
Ultra Long U.S. Treasury Bonds	(18)	09/20/23	(2,451,938)	(3,419)

Total				$1,507,901

TOTAL FUTURES CONTRACTS				$(4,657,331)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M GBP(b)	4.000%(b)	03/07/25	GBP	43,550	$(1,051,425)	$(1,599,651)	$548,226
4.000%(b)	12M SOFR(b)	03/11/25		$52,930	315,563	170,577	144,986
3.270(b)	3M LIBOR(b)	05/14/25		49,220	505,401	293,367	212,034
3M STIBOR(c)	3.500(d)	09/20/25	SEK	356,130	(297,009)	(208,561)	(88,448)
5.000(e)	3M NZDOR(c)	09/20/25	NZD	22,500	88,414	53,761	34,653
6M CDOR(e)	4.250(e)	09/20/25	CAD	40,560	(199,213)	(221,398)	22,185
3.500(c)	6M AUDOR(c)	09/20/25	AUD	33,400	403,091	354,159	48,932
3.500(d)	6M EURO(d)	09/20/25	EUR	23,150	20,826	7,373	13,453
3.500(e)	6M AUDOR(e)	05/17/26	AUD	24,680	264,072	59,211	204,861
3M LIBOR(d)	3.000(d)	05/20/26		$12,720	(217,566)	(62,616)	(154,950)
3M LIBOR(d)	3.350(d)	10/06/27		121,300	175,787	540,610	(364,823)
3.190(e)	6M CDOR(e)	03/24/28	CAD	13,510	(13,530)	(28,443)	14,913
3M LIBOR(d)	2.920(d)	03/27/28		$10,360	(107,727)	9,727	(117,454)
6M EURO(d)	3.000(d)	04/13/28	EUR	11,370	(186)	157,518	(157,704)
6M EURO(d)	2.673(d)	04/22/28		42,460	72,339	93,663	(21,324)
2.852(d)	6M EURO(c)	04/22/28		42,460	(51,846)	(77,472)	25,626
6M CHFOR(d)	2.000(d)	09/20/28	CHF	4,030	39,791	26,611	13,180
3M LIBOR(d)	3.750(d)	09/20/28		$17,150	(42,093)	98,223	(140,316)
3M NZDOR(c)	4.500(e)	09/20/28	NZD	10,880	(34,163)	(21,818)	(12,345)
3.750(e)	6M AUDOR(e)	09/20/28	AUD	8,440	139,192	132,816	6,376
3.000(d)	6M EURO(d)	09/20/28	EUR	4,260	(10,198)	(35,511)	25,313
3.250(d)	6M EURO(e)	09/20/28		10,710	(23,867)	(37,084)	13,217
3.500(d)	6M GBP(d)	09/20/28	GBP	1,630	132,721	116,712	16,009
0.500(d)	6M JYOR(d)	09/20/28	JPY	7,585,000	(590,090)	(619,219)	29,129
2.350(d)	6M EURO(e)	07/04/29	EUR	1,640	48,238	(80,567)	128,805
3M LIBOR(d)	3.423(d)	03/31/30		$34,790	(486,945)	(5,810)	(481,135)
		03/16/32	EUR	—	—	(2,709)	2,709
2.680(d)	12M SOFR(d)	07/28/32		$22,490	396,633	43,176	353,457
6M CDOR(e)	3.320(e)	03/23/33	CAD	8,780	63,703	44,498	19,205
3.060(d)	12M SOFR(d)	03/27/33		$6,850	21,116	(12,587)	33,703
6M CHFOR(d)	2.000(d)	09/20/33	CHF	16,000	368,663	66,127	302,536
6M GBP(d)	3.250(d)	09/20/33	GBP	910	(95,687)	(96,491)	804
3M LIBOR(d)	3.500(d)	09/20/33		$10,580	(3,654)	44,858	(48,512)
3.500(d)	3M NIBOR(e)	09/20/33	NOK	47,680	124,647	51,310	73,337
3.000(d)	3M STIBOR(c)	09/20/33	SEK	108,470	23,336	(106,003)	129,339
6M AUDOR(e)	4.000(e)	09/20/33	AUD	19,810	(424,651)	(476,260)	51,609
3M NZDOR(c)	4.500(e)	09/20/33	NZD	4,500	6,548	15,820	(9,272)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.750%(e)	6M CDOR(e)	09/20/33	CAD	7,550	$(163,610)	$(105,234)	$(58,376)
3.250(d)	6M EURO(e)	09/20/33	EUR	1,010	(24,803)	(17,970)	(6,833)
0.750(d)	6M JYOR(d)	09/20/33	JPY	4,081,000	(378,474)	(356,039)	(22,435)
6M AUDOR(e)	4.000%(e)	05/17/34	AUD	5,730	(113,877)	(52,025)	(61,852)
3.000(d)	3M LIBOR(d)	05/20/34		$2,910	79,665	59,813	19,852
6M EURO(e)	3.000(d)	05/15/35	EUR	18,550	146,731	58,950	87,781
3.240(d)	12M SOFR(d)	10/06/35		$27,610	(80,130)	(266,928)	186,798
6M EURO(e)	2.855(d)	07/04/37	EUR	12,470	52,873	(797,968)	850,841
3M LIBOR(d)	2.910(d)	07/28/37		$56,380	(744,903)	(368,636)	(376,267)
6M EURO(e)	2.152(d)	08/09/37	EUR	20,150	(536,871)	(730,910)	194,039
3M LIBOR(d)	2.720(d)	08/11/37		$36,660	(717,784)	(1,122,256)	404,472
3M LIBOR(d)	3.391(d)	05/10/38		28,910	64,067	(26,529)	90,596
1.451(d)	6M EURO(e)	08/10/42	EUR	51,550	1,648,569	827,434	821,135
2.080(d)	12M SOFR(d)	07/28/47		$44,730	635,542	308,490	327,052
6M EURO(e)	1.051(d)	08/11/47	EUR	30,180	(786,156)	(353,844)	(432,312)
1.560(d)	6M EURO(e)	07/06/52		9,580	398,128	(398,227)	796,355
2.170(d)	12M SOFR(d)	08/11/52		$18,780	830,592	317,306	513,286
2.564(d)	3M LIBOR(d)	05/11/53		23,180	(132,509)	22,629	(155,138)
2.000(d)	6M EURO(e)	05/17/53	EUR	9,440	(53,043)	13,315	(66,358)
2.500(d)	6M EURO(e)	09/20/53		3,410	9,290	109,104	(99,814)

TOTAL					$(306,472)	$(4,191,608)	$3,885,136

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at maturity.
(c)	Payments made quarterly.
(d)	Payments made annually.
(e)	Payments made semi-annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2023(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.752%	06/20/26	$3,475	$24,775	$38,324	$(13,549)
AT&T, Inc., 3.800%, 02/15/27	1.000	0.716	12/20/25	10,000	69,006	53,102	15,904
CDX.NA.IG Index 32	1.000	0.188	06/20/24	225	1,815	823	992
General Electric Co. 2.700%, 10/09/22	1.000	0.566	06/20/26	5,225	64,318	42,317	22,001

TOTAL					$159,914	$134,566	$25,348

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
1Y IRS	Citibank NA	2.400%	07/28/2023	8,700,000	$8,700,000	$97	$291,450	$(291,353)
1Y IRS	Citibank NA	1.977	12/01/2023	6,630,000	6,630,000	16,295	150,814	(134,519)

				15,330,000	$15,330,000	$16,392	$442,264	$(425,872)

Puts
1Y IRS	Deutsche Bank AG (London)	2.960	09/05/2023	6,720,000	6,720,000	319,865	261,610	58,255
1Y IRS	JPMorgan Securities, Inc.	2.800	08/23/2023	6,730,000	6,730,000	404,359	242,983	161,376

				13,450,000	$13,450,000	$724,224	$504,593	$219,631

Total purchased option contracts				28,780,000	$28,780,000	$740,616	$946,857	$(206,241)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(39,000,000)	(39,000,000)	(63,305)	(242,190)	178,885
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(19,500,000)	(19,500,000)	(29,404)	(124,313)	94,909
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(19,500,000)	(19,500,000)	(28,686)	(126,750)	98,064
1Y IRS	Citibank NA	1.750	07/28/2023	(8,700,000)	(8,700,000)	(2)	(108,750)	108,748
1Y IRS	Citibank NA	2.075	07/28/2023	(8,700,000)	(8,700,000)	(12)	(182,700)	182,688
1Y IRS	Citibank NA	1.484	12/01/2023	(2,670,000)	(2,670,000)	(10,004)	(150,696)	140,692
1Y IRS	JPMorgan Securities, Inc.	0.400	01/05/2024	(769,000,000)	(769,000,000)	(53,239)	(24,506)	(28,733)

				(867,070,000)	$(867,070,000)	$(184,652)	$(959,905)	$775,253

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(39,000,000)	(39,000,000)	(553,617)	(242,190)	(311,427)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(19,500,000)	(19,500,000)	(290,084)	(124,312)	(165,772)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(19,500,000)	(19,500,000)	(294,243)	(126,750)	(167,493)
1Y IRS	Deutsche Bank AG (London)	3.405	09/05/2023	(6,720,000)	(6,720,000)	(129,888)	(160,342)	30,454
1Y IRS	Deutsche Bank AG (London)	3.850	09/05/2023	(6,720,000)	(6,720,000)	(33,327)	(101,268)	67,941
1Y IRS	JPMorgan Securities, Inc.	3.660	08/23/2023	(6,730,000)	(6,730,000)	(55,624)	(92,967)	37,343
1Y IRS	JPMorgan Securities, Inc.	3.230	08/23/2023	(6,730,000)	(6,730,000)	(192,477)	(150,016)	(42,461)

				(104,900,000)	$(104,900,000)	$(1,549,260)	$(997,845)	$(551,415)

Total written option contracts				(971,970,000)	$(971,970,000)	$(1,733,912)	$(1,957,750)	$223,838

TOTAL				(943,190,000)	$(943,190,000)	$(993,296)	$(1,010,893)	$17,597

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
ILS	— Israeli Shekel
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only Stripped Security
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STACR	— Structured Agency Credit Risk
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
BofA Securities LLC	— Bank of America Securities LLC
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Funding Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 37.2%
Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
FHLMC REMIC Series 1980, Class Z
$80,480	7.000	%(a)	07/15/27	$ 81,957
FHLMC REMIC Series 2019, Class Z
75,027	6.500	(a)	12/15/27	75,306
FHLMC REMIC Series 2755, Class ZA
261,893	5.000		02/15/34	261,889
FHLMC REMIC Series 3530, Class DB
112,885	4.000		05/15/24	111,990
FHLMC REMIC Series 4246, Class PT
44,423	6.500		02/15/36	46,254
FNMA REMIC Series 2012-111, Class B
153,862	7.000		10/25/42	165,113
FNMA REMIC Series 2012-153, Class B
549,057	7.000		07/25/42	590,684

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 1,333,193

Federal Agencies – 37.0%
Adjustable Rate FHLMC(b) – 0.2%
(12M USD LIBOR + 1.840%)
$120,557	4.936%		11/01/34	$ 121,244
(1 year CMT + 2.250%)
274,365	4.604		06/01/35	278,232
(12M USD LIBOR + 2.330%)
26,129	5.516		05/01/36	26,438
(6M USD LIBOR + 2.057%)
11,967	6.431		10/01/36	12,214
(12M USD LIBOR + 1.784%)
88,278	4.496		06/01/42	88,837
(12M USD LIBOR + 1.618%)
654,860	3.953		11/01/44	658,960

				1,185,925

Adjustable Rate FNMA(b) – 0.6%
(COF + 1.695%)
4,303	4.205		08/01/29	4,265
(12M USD LIBOR + 1.755%)
22,606	4.005		07/01/32	22,946
(12M USD LIBOR + 1.800%)
228,304	5.392		05/01/33	229,899
(6M USD LIBOR + 2.250%)
33,423	4.625		08/01/33	33,847
(COF + 1.254%)
238,872	4.590		08/01/33	239,446
(1 year CMT + 2.287%)
112,204	4.425%		02/01/34	113,878
(12M USD LIBOR + 1.695%)
24,870	5.445		05/01/34	25,074
(12M USD LIBOR + 1.720%)
270,116	4.792		05/01/34	271,153
23,117	4.220		03/01/35	23,227
35,205	5.095		04/01/35	35,508
(1 year CMT + 2.220%)
190,459	3.970		06/01/34	193,772
(12M USD LIBOR + 1.685%)
33,862	3.935		10/01/34	34,308

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(b) – (continued)
(12M USD LIBOR + 1.627%)
$66,759	3.877%	10/01/34	$ 67,366
(12M USD LIBOR + 1.597%)
70,894	4.317	03/01/35	70,991
(12M USD LIBOR + 1.325%)
82,905	4.075	04/01/35	82,359
(12M USD LIBOR + 1.423%)
61,186	4.224	05/01/35	61,056
(1 year CMT + 2.095%)
49,211	4.143	10/01/35	50,281
(12M USD LIBOR + 1.727%)
176,714	4.247	03/01/36	177,488
(12M USD LIBOR + 1.950%)
373,810	4.950	04/01/36	378,515
(12M USD LIBOR + 1.910%)
155,889	4.160	06/01/36	158,079
(12M MTA + 2.190%)
277,206	5.926	07/01/36	281,126
62,932	4.185	11/01/36	64,016
(12M USD LIBOR + 1.712%)
281,499	4.665	07/01/37	284,831
(12M USD LIBOR + 1.820%)
3,563	4.070	12/01/46	3,628

			2,907,059

Adjustable Rate GNMA(b) – 0.3%
(1 year CMT + 1.500%)
55,282	2.875	05/20/34	54,385
137,998	2.625	07/20/34	134,027
135,666	2.625	08/20/34	131,781
825,360	2.625	09/20/34	801,744
114,038	2.750	10/20/34	110,421
124,717	2.750	12/20/34	120,779

			1,353,137

FHLMC – 4.9%
3,792	7.500	01/01/31	3,981
16,032	4.500	07/01/33	15,797
359,829	4.500	08/01/33	354,579
744,920	4.500	09/01/33	734,053
65,420	4.500	10/01/33	64,466
1,851	4.500	04/01/34	1,824
1,592	4.500	04/01/35	1,569
1,142	4.500	07/01/35	1,126
2,790	4.500	08/01/35	2,749
15,787	4.500	09/01/35	15,561
3,809	4.500	10/01/35	3,754
657	4.500	12/01/35	647
509	4.500	05/01/36	502
46,884	4.500	01/01/38	46,212
605	4.500	04/01/38	598
323	4.500	05/01/38	319
2,966	4.500	06/01/38	2,923
74,065	4.500	09/01/38	73,158
1,616	4.500	01/01/39	1,597
38,478	4.500	02/01/39	38,015
19,808	4.500	03/01/39	19,573

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$3,825	4.500%	04/01/39	$ 3,779
104,687	4.500	05/01/39	103,449
336,731	4.500	06/01/39	332,751
11,833	4.500	07/01/39	11,694
14,612	4.500	08/01/39	14,440
20,153	4.500	09/01/39	19,915
3,786	4.500	10/01/39	3,741
7,117	4.500	11/01/39	7,034
7,716	4.500	12/01/39	7,624
13,154	4.500	01/01/40	12,999
3,182	4.500	02/01/40	3,144
9,921	4.500	04/01/40	9,801
14,170	4.500	05/01/40	13,997
18,299	4.500	06/01/40	18,075
11,866	4.500	07/01/40	11,720
13,154	4.500	08/01/40	12,993
7,930	4.500	09/01/40	7,833
3,630	4.500	10/01/40	3,586
4,164	4.500	02/01/41	4,111
12,650	4.500	03/01/41	12,487
23,681	4.500	04/01/41	23,376
25,970	4.500	05/01/41	25,635
47,569	4.500	06/01/41	46,956
4,249	4.500	07/01/41	4,194
141,997	4.500	08/01/41	140,167
139,230	4.500	09/01/41	137,521
8,280	4.500	12/01/41	8,173
105,753	4.500	03/01/42	104,390
11,639,700	2.500	02/01/51	9,910,981
15,328,698	2.000	05/01/51	12,529,737

			24,929,306

FNMA – 1.7%
84,207	7.500	10/01/37	89,325
2,955,029	2.000	10/01/50	2,420,445
2,954,345	2.000	11/01/50	2,419,519
3,828,993	5.500	09/01/52	3,854,232

			8,783,521

GNMA – 13.9%
994	6.500	01/15/32	1,014
3,327	6.500	02/15/32	3,417
2,686	6.500	08/15/34	2,789
8,385	6.500	05/15/35	8,676
2,252	6.500	06/15/35	2,317
6,537	6.500	07/15/35	6,767
2,483	6.500	08/15/35	2,572
5,039	6.500	09/15/35	5,214
8,337	6.500	11/15/35	8,647
5,465	6.500	12/15/35	5,659
16,156	6.500	01/15/36	16,694
21,637	6.500	02/15/36	22,449
9,491	6.500	03/15/36	9,815
33,703	6.500	04/15/36	35,006
41,893	6.500	05/15/36	43,431
37,548	6.500	06/15/36	38,863
111,553	6.500	07/15/36	116,150

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$120,658	6.500%	08/15/36	$ 125,720
254,210	6.500	09/15/36	264,982
91,282	6.500	10/15/36	94,982
126,245	6.500	11/15/36	132,264
50,563	6.500	12/15/36	52,611
22,918	6.500	01/15/37	23,798
13,551	6.500	02/15/37	14,115
8,812	6.500	03/15/37	9,148
19,107	6.500	04/15/37	19,875
4,716	6.500	05/15/37	4,938
5,020	6.500	08/15/37	5,224
29,571	6.500	09/15/37	30,766
38,556	6.500	10/15/37	40,950
15,841	6.500	11/15/37	16,485
12,642	6.500	05/15/38	13,198
32,062	6.000	11/15/38	33,042
2,322	6.500	01/15/39	2,377
3,713	6.500	02/15/39	3,829
2,315,771	4.500	08/20/47	2,277,809
51,509	4.500	02/20/48	50,600
121,981	4.500	05/20/48	119,447
623,049	4.500	09/20/48	609,915
4,601,478	5.000	09/20/48	4,596,331
173,375	5.000	10/20/48	173,181
3,664	5.000	11/20/48	3,660
1,707,148	4.500	12/20/48	1,670,627
4,000,022	5.000	12/20/48	3,989,298
341,530	4.500	01/20/49	334,117
2,031,753	5.000	01/20/49	2,026,306
29,487	5.000	03/20/49	29,408
1,040,119	4.000	04/20/49	995,455
13,064	5.000	05/20/49	13,049
499,870	5.000	06/20/49	498,530
71,257	5.000	11/20/49	71,021
771,040	5.000	12/20/49	769,608
204,195	5.000	07/20/50	204,129
561,033	4.000	01/20/51	532,909
633,599	2.500	06/20/51	542,251
2,876,999	2.500	09/20/51	2,470,128
3,186,889	2.500	10/20/51	2,732,420
4,305,881	3.000	11/20/51	3,862,696
589,020	2.500	11/20/51	504,836
6,144,399	3.000	12/20/51	5,510,064
2,966,628	2.500	12/20/51	2,544,629
1,494,742	2.500	01/20/52	1,278,151
2,920,178	4.500	09/20/52	2,817,128
3,458,120	4.500	10/20/52	3,336,086
13,000,000	4.000	TBA-30yr	12,291,861
3,000,000	4.500	TBA-30yr(c)	2,894,593
1,000,000	5.000	TBA-30yr(c)	982,544
9,000,000	5.500	TBA-30yr(c)	8,960,402

			70,910,973

UMBS – 15.4%
98	5.500	09/01/23	97
86	5.500	10/01/23	86
136,821	4.500	11/01/36	134,903
44,059	4.500	02/01/39	43,473

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$56,536	4.500%	04/01/39	$ 55,803
2,896	4.500	08/01/39	2,844
171,610	4.500	08/01/41	168,616
99,122	4.500	10/01/41	97,732
3,117,923	4.000	12/01/44	2,992,082
13,071,606	3.500	07/01/45	12,124,461
5,802,106	4.000	08/01/45	5,571,175
432,162	4.000	01/01/46	414,006
343,051	4.500	06/01/48	335,377
2,388,002	4.500	07/01/48	2,330,852
627,831	4.500	08/01/48	612,806
201,791	4.500	09/01/48	196,962
2,818,938	4.500	10/01/48	2,761,651
1,244,974	4.500	01/01/49	1,213,415
1,712,386	4.000	01/01/49	1,637,921
288,409	4.500	03/01/49	280,696
138,947	5.000	07/01/49	138,814
427,945	4.000	03/01/50	407,463
552,056	4.500	05/01/50	536,290
14,465,564	4.500	06/01/52	14,033,157
1,879,982	5.000	07/01/52	1,859,104
5,644,805	5.000	08/01/52	5,580,353
3,803,239	6.000	11/01/52	3,920,161
1,898,137	6.000	12/01/52	1,943,405
2,878,301	6.000	01/01/53	2,934,620
1,929,827	5.500	04/01/53	1,923,249
2,000,000	3.000	TBA-30yr(c)	1,759,687
7,000,000	5.000	TBA-30yr(c)	6,858,086
6,000,000	6.000	TBA-30yr(c)	6,052,265

			78,921,612

TOTAL FEDERAL AGENCIES			$188,991,533

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $198,484,892)			$190,324,726

Agency Debentures – 16.3%
Sovereign – 16.3%
FHLB
$13,950,000	3.500%	06/11/32	$ 12,931,231
FNMA
5,200,000	6.250	05/15/29	5,751,148
16,080,000	7.125	01/15/30	18,790,284
Tennessee Valley Authority
49,850,000	0.750	05/15/25	45,957,712

TOTAL AGENCY DEBENTURES (Cost $90,190,897)			$ 83,430,375

U.S. Treasury Obligations – 49.3%
United States Treasury Bonds
$4,910,000	3.500%	04/30/30	$ 4,768,838
410,000	3.375	05/15/44	369,641
10,000	3.000	11/15/45	8,433

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – (continued)
United States Treasury Bonds – (continued)
$200,000	2.875%		11/15/46	$ 164,781
380,000	3.375		11/15/48	343,603
600,500	4.000		11/15/52	617,201
United States Treasury Notes
11,965,000	4.375	(d)	10/31/24	11,820,579
27,195,000	0.750		11/15/24	25,577,110
19,070,000	4.250		12/31/24	18,804,808
29,330,000	1.125		01/15/25	27,582,803
32,950,000	3.875		03/31/25	32,303,871
31,947,300	2.750		05/15/25	30,683,135
11,750,000	0.375		11/30/25	10,606,211
6,942,000	0.750		03/31/26	6,274,375
11,760,000	0.750		05/31/26	10,563,787
9,960,000	0.625		07/31/26	8,873,738
4,200,000	1.375		08/31/26	3,822,000
5,940,000	1.125		10/31/26	5,341,823
12,630,000	2.250		11/15/27	11,632,427
11,010,000	1.125		02/29/28	9,595,043
11,340,000	1.250		03/31/28	9,922,500
11,090,000	1.250		04/30/28	9,688,155
5,360,000	3.625		05/31/28	5,243,169
2,210,000	1.750		01/31/29	1,953,951
5,630,000	2.625		02/15/29	5,215,667

TOTAL U.S. TREASURY OBLIGATIONS (Cost $259,846,729)				$251,777,649

Shares	Dividend Rate			Value

Investment Company(e) – 3.1%
Goldman Sachs Financial Square Government Fund - Institutional Shares
15,641,052	5.022%			$ 15,641,052
(Cost $15,641,052)

TOTAL INVESTMENTS – 105.9% (Cost $564,163,570)				$541,173,802

OTHER ASSETS IN EXCESS OF LIABILITIES – (5.9)%				(30,367,538)

NET ASSETS – 100.0%				$510,806,264

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $27,507,577 which represents approximately 5.4% of net assets as of June 30, 2023.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an affiliated Issuer.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2023, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	2.500%	TBA - 30yr	07/20/23	$(3,000,000)	$(2,596,260)
GNMA	3.000	TBA - 30yr	07/20/23	(4,000,000)	(3,573,415)
UMBS, 30 Year, Single Family	2.000	TBA - 30yr	07/13/23	(21,000,000)	(17,112,615)
UMBS, 30 Year, Single Family	2.500	TBA - 30yr	07/13/23	(8,000,000)	(6,779,686)
UMBS, 30 Year, Single Family	3.500	TBA - 30yr	07/13/23	(9,000,000)	(8,197,733)
UMBS, 30 Year, Single Family	4.000	TBA - 30yr	07/13/23	(8,000,000)	(7,505,623)
UMBS, 30 Year, Single Family	4.500	TBA - 30yr	07/13/23	(8,000,000)	(7,687,502)
UMBS, 30 Year, Single Family	5.500	TBA - 30yr	07/13/23	(5,000,000)	(4,975,973)

(PROCEEDS RECEIVABLE: $(58,789,336))					$(58,428,807)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	1,214	09/29/23	$246,859,312	$(3,076,773)

Short position contracts:
10 Year U.S. Treasury Notes	(692)	09/20/23	(79,181,406)	980,982
20 Year U.S. Treasury Bonds	(9)	09/20/23	(1,142,156)	(883)
5 Year U.S. Treasury Notes	(817)	09/29/23	(87,495,594)	1,489,814
Ultra Long U.S. Treasury Bonds	(96)	09/20/23	(13,077,000)	(133,144)

Total				$2,336,769

TOTAL FUTURES CONTRACTS				$(740,004)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.270%(b)	12M SOFR(b)	05/14/25	$15,280	$156,897	$91,082	$65,815
12M SOFR(c)	3.423%(c)	03/31/30	10,740	(150,325)	(1,891)	(148,434)
2.680(c)	12M SOFR(c)	07/28/32	7,390	130,330	100,850	29,480
12M SOFR(c)	2.910(c)	07/28/37	18,070	(238,744)	(245,527)	6,783
12M SOFR(c)	2.720(c)	08/11/37	11,240	(220,074)	(311,580)	91,506
12M SOFR(c)	3.391(c)	05/10/38	9,000	19,945	(8,610)	28,555
2.080(c)	12M SOFR(c)	07/28/47	14,280	202,896	183,025	19,871
2.170(c)	12M SOFR(c)	08/11/52	5,420	239,713	144,298	95,415
2.564(c)	12M SOFR(c)	05/11/53	7,200	(41,159)	7,192	(48,351)

TOTAL				$99,479	$(41,161)	$140,640

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2023.
(b)	Payments made at maturity.
(c)	Payments made annually.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

WRITTEN OPTIONS CONTRACTS — At June 30, 2023, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
1Y IRS	BofA Securities LLC	3.025%	05/10/2024	(12,100,000)	$(12,100,000)	$(19,641)	$(75,141)	$55,500
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(6,050,000)	(6,050,000)	(9,123)	(38,569)	29,446
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(6,050,000)	(6,050,000)	(8,900)	(39,325)	30,425

				(24,200,000)	$(24,200,000)	$(37,664)	$(153,035)	$115,371

Puts
1Y IRS	BofA Securities LLC	3.025	05/10/2024	(12,100,000)	(12,100,000)	(171,763)	(75,141)	(96,622)
1Y IRS	BofA Securities LLC	2.935	05/13/2024	(6,050,000)	(6,050,000)	(90,000)	(38,569)	(51,431)
1Y IRS	BofA Securities LLC	2.908	05/13/2024	(6,050,000)	(6,050,000)	(91,291)	(39,325)	(51,966)

				(24,200,000)	$(24,200,000)	$(353,054)	$(153,035)	$(200,019)

Total written option contracts				(48,400,000)	$(48,400,000)	$(390,718)	$(306,070)	$(84,648)

TOTAL				(48,400,000)	$(48,400,000)	$(390,718)	$(306,070)	$(84,648)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
COF	— Cost of Funds Index
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MTA	— Monthly Treasury Average
REMIC	— Real Estate Mortgage Investment Conduit
UMBS	— Uniform Mortgage Backed Securities

Abbreviations:
1Y IRS	— 1 Year Interest Rate Swaptions
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 36.6%
Agriculture(a) – 0.3%
BAT Capital Corp.
$5,665,000	3.222%		08/15/24	$ 5,496,466

Automotive – 1.0%
Hyundai Capital America(b)
4,435,000	5.800		06/26/25	4,426,751
Toyota Motor Credit Corp.(c) (SOFR + 0.890%)
10,292,000	5.980		05/18/26	10,332,036
Volkswagen Group of America Finance LLC(b)(c) (SOFR + 0.950%)
5,000,000	6.040		06/07/24	4,994,050

				19,752,837

Banks – 27.1%
Banco Santander SA(c)
(1 year CMT + 0.450%)
11,000,000	5.770	(a)	06/30/24	10,938,950
(SOFR + 1.240%)
16,200,000	6.330		05/24/24	16,269,498
Bank of America Corp.(a)(c)
(SOFR + 0.660%)
18,210,000	5.749		02/04/25	18,159,923
(SOFR + 0.690%)
11,139,000	0.976		04/22/25	10,675,729
(SOFR + 0.690%)
7,008,000	5.751		04/22/25	6,998,679
Bank of Montreal
3,136,000	3.300		02/05/24	3,088,176
(SOFR + 1.330%)
12,291,000	6.420	(c)	06/05/26	12,358,969
Banque Federative du Credit Mutuel SA(b)(c) (SOFR + 0.410%)
10,105,000	5.494		02/04/25	10,021,937
Barclays PLC(a)(c) (1 year CMT + 0.800%)
11,996,000	1.007		12/10/24	11,704,977
BPCE SA(b)(c) (SOFR + 0.570%)
9,800,000	5.596		01/14/25	9,648,002
Canadian Imperial Bank of Commerce
6,283,000	3.100		04/02/24	6,152,691
Citigroup, Inc.(a)(c)
(SOFR + 1.372%)
14,631,000	6.463		05/24/25	14,706,935
(TSFR3M + 1.158%)
19,114,000	3.352		04/24/25	18,685,464
Credit Suisse AG
2,758,000	7.950		01/09/25	2,811,698
Deutsche Bank AG
3,086,000	0.962		11/08/23	3,020,268
(SOFR + 0.500%)
26,504,000	5.589	(c)	11/08/23	26,424,488
Federation des Caisses Desjardins du Quebec(b)(c) (SOFR + 0.430%)
27,000,000	5.520		05/21/24	26,916,300
HSBC Holdings PLC(a)(c) (SOFR + 0.580%)
19,425,000	5.670		11/22/24	19,286,694
HSBC USA, Inc.
7,633,000	5.625		03/17/25	7,610,864
Intesa Sanpaolo SpA(b)
7,829,000	3.250		09/23/24	7,507,385

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)(c)
(SOFR + 0.970%)
$20,857,000	6.061%		06/14/25	$ 20,882,863
(TSFR3M + 0.540%)
3,799,000	0.824		06/01/25	3,612,279
(TSFR3M + 1.417%)
24,875,000	3.220		03/01/25	24,401,131
KeyBank NA(a)(c) (SOFR + 0.340%)
11,520,000	5.432		01/03/24	11,314,714
Macquarie Bank Ltd.(b)(c) (SOFR + 1.240%)
7,845,000	6.331		06/15/26	7,878,420
Mitsubishi UFJ Financial Group, Inc.(a)(c)
(1 year CMT + 0.680%)
13,487,000	0.848		09/15/24	13,332,978
(SOFR + 0.940%)
12,750,000	6.029		02/20/26	12,749,745
(SOFR + 1.385%)
5,266,000	6.475		09/12/25	5,286,169
Mizuho Bank Ltd.(c) (SOFR + 0.460%)
5,192,000	5.520		10/24/23	5,194,018
Mizuho Financial Group, Inc.(a)(c)
(-1X SOFR + 0.872%)
8,467,000	0.849		09/08/24	8,377,419
(-1X SOFR + 1.252%)
14,606,000	1.241		07/10/24	14,595,192
Morgan Stanley(a)(c)
(SOFR + 0.509%)
22,514,000	0.791		01/22/25	21,818,543
(SOFR + 0.625%)
6,998,000	5.686		01/24/25	6,979,595
MUFG Bank Ltd.(b)
2,469,000	4.100		09/09/23	2,459,618
National Securities Clearing Corp.(b)
7,505,000	5.150		05/30/25	7,469,426
NatWest Group PLC
3,681,000	3.875		09/12/23	3,661,086
NatWest Markets PLC(b)
3,419,000	0.800		08/12/24	3,219,672
Nordea Bank Abp(b)(c) (3M USD LIBOR + 0.940%)
4,721,000	6.403		08/30/23	4,724,210
Santander UK Group Holdings PLC(a)(c) (SOFR + 0.787%)
5,447,000	1.089		03/15/25	5,214,903
Standard Chartered PLC(a)(b)(c) (1 year CMT + 0.780%)
5,570,000	0.991		01/12/25	5,400,226
Sumitomo Mitsui Trust Bank Ltd.(b)(c) (SOFR + 1.120%)
9,831,000	6.210		03/09/26	9,846,533
Svenska Handelsbanken AB(b)(c) (SOFR + 1.250%)
13,359,000	6.341		06/15/26	13,427,932
Swedbank AB(b)
3,119,000	0.600		09/25/23	3,081,011
(SOFR + 1.380%)
14,903,000	6.471	(c)	06/15/26	14,963,953
The Bank of Nova Scotia
5,973,000	0.700		04/15/24	5,741,785
2,997,000	5.250		12/06/24	2,973,174
10,878,000	5.450		06/12/25	10,822,196
(SOFR + 1.090%)
8,947,000	6.180	(c)	06/12/25	8,967,936

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
The Toronto-Dominion Bank
$2,276,000	3.250%		03/11/24	$ 2,236,602
(SOFR + 0.355%)
2,650,000	5.445	(c)	03/04/24	2,645,204
(SOFR + 0.910%)
10,478,000	6.000	(c)	03/08/24	10,496,232
UBS AG(b)
11,457,000	0.700		08/09/24	10,786,422
(SOFR + 0.450%)
12,180,000	5.540	(c)	08/09/24	12,125,190
(SOFR + 0.470%)
6,993,000	5.493	(a)(c)	01/13/25	6,946,427
US Bancorp(a)
3,427,000	3.700		01/30/24	3,383,477
3,515,000	3.375		02/05/24	3,463,119
Westpac Banking Corp.
5,190,000	5.350		10/18/24	5,182,786

				558,649,813

Cosmetics & Personal Care(a) – 0.3%
Haleon U.S. Capital LLC
7,326,000	3.024		03/24/24	7,163,582

Diversified Financial Services – 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5,241,000	1.150		10/29/23	5,160,289
AIG Global Funding(b)(c) (SOFR + 0.380%)
19,547,000	5.471		12/15/23	19,468,812
American Express Co.(a)(c) (SOFR + 0.930%)
8,050,000	6.020		03/04/25	8,098,219
Capital One Financial Corp.(a)(c) (SOFR + 0.690%)
19,375,000	5.780		12/06/24	19,038,650

				51,765,970

Electrical(a)(c) – 1.6%
American Electric Power Co., Inc. (3M USD LIBOR + 0.480%)
7,063,000	5.779		11/01/23	7,062,788
CenterPoint Energy, Inc. (SOFR + 0.650%)
19,300,000	5.739		05/13/24	19,277,033
Dominion Energy, Inc. (3M USD LIBOR + 0.530%)
7,608,000	6.082		09/15/23	7,608,913

				33,948,734

Healthcare Providers & Services(c) – 0.4%
Baxter International, Inc. (SOFR + 0.440%)
8,100,000	5.531		11/29/24	8,032,689

Insurance(b)(c) – 2.0%
Jackson National Life Global Funding (SOFR + 1.150%)
6,029,000	6.242		06/28/24	6,033,702
MassMutual Global Funding II (SOFR + 0.270%)
13,808,000	5.316		10/21/24	13,767,819
New York Life Global Funding (SOFR + 0.650%)
6,071,000	5.724		05/02/25	6,055,944
Pacific Life Global Funding II
(SOFR + 0.400%)
4,325,000	5.464		01/27/25	4,285,556

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(b)(c) – (continued)
Pacific Life Global Funding II – (continued)
(SOFR + 0.860%)
$6,759,000	5.951%		06/16/25	$ 6,759,879
Protective Life Global Funding (SOFR + 0.980%)
4,944,000	6.072		03/28/25	4,950,773

				41,853,673

Pharmaceuticals – 0.3%
Pfizer Investment Enterprises Pte Ltd.
5,457,000	4.650		05/19/25	5,407,178

Real Estate Investment Trust(a)(c) – 0.4%
Public Storage (SOFR + 0.470%)
8,101,000	5.519		04/23/24	8,092,413

Retailing(a)(b) – 0.1%
7-Eleven, Inc.
2,074,000	0.800		02/10/24	2,009,478

Savings & Loans(b) – 0.6%
Nationwide Building Society
3,573,000	0.550		01/22/24	3,467,525
(3M USD LIBOR + 1.392%)
9,000,000	4.363	(a)(c)	08/01/24	8,980,110

				12,447,635

TOTAL CORPORATE OBLIGATIONS (Cost $754,609,791)				$ 754,620,468

Agency Debentures – 7.5%
Sovereign – 7.5%
Federal Farm Credit Banks Funding Corp. (SOFR + 0.195%)
$1,727,000	5.255	%(c)	06/02/25	$ 1,726,637
Federal Home Loan Banks(a)
15,625,000	5.300		05/22/24	15,568,594
13,270,000	5.360		06/11/24	13,238,948
8,295,000	5.375		06/11/24	8,224,244
Federal Home Loan Mortgage Corp.(a)
5,383,000	5.400		06/11/24	5,360,391
5,383,000	5.380		06/12/24	5,359,961
FFCB
4,375,000	5.070	(a)	01/11/24	4,364,456
FHLB
7,445,000	5.000	(a)	02/21/24	7,418,496
13,520,000	5.000	(a)	02/21/24	13,477,953
7,405,000	5.165	(a)	03/08/24	7,365,383
10,980,000	5.500	(a)	04/01/24	10,932,127
18,550,000	5.340	(a)	04/23/24	18,448,160
10,780,000	5.540	(a)	04/24/24	10,747,013
10,725,000	5.330	(a)	04/26/24	10,660,007
5,860,000	5.490	(a)	07/15/24	5,849,452
5,880,000	5.520	(a)	07/15/24	5,869,828
10,000,000	4.625		12/13/24	9,909,000

TOTAL AGENCY DEBENTURES (Cost $155,204,770)				$ 154,520,650

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 10.2%
United States Treasury Bill(d)
$3,069,400	0.000%		09/21/23	$ 3,034,194
United States Treasury Notes
(3M Treasury money market yield + 0.035%)
9,486,400	5.284	(c)	10/31/23	9,487,518
39,464,000	4.125		01/31/25	38,845,834
(3M Treasury money market yield + 0.200%)
24,627,000	5.449	(c)	01/31/25	24,661,559
44,792,000	4.625		02/28/25	44,445,562
37,746,900	3.875		03/31/25	37,006,707
16,181,000	3.875		04/30/25	15,866,861
(3M Treasury money market yield + 0.169%)
21,734,700	5.418	(c)	04/30/25	21,745,963
16,200,000	4.250		05/31/25	15,996,235

TOTAL U.S. TREASURY OBLIGATIONS (Cost $212,557,632)				$ 211,090,433

Shares	Dividend Rate			Value

Investment Company(e) – 4.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
92,233,283	5.022%			$ 92,233,283
(Cost $92,233,283)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 40.7%
Certificates of Deposit – 24.3%
Banco Santander SA(c) (SOFR + 0.490%)
$5,000,000	5.320%		02/09/24	$ 4,997,502
Bank of America NA
7,327,000	5.440		02/08/24	7,303,990
Barclays Bank PLC(c)
(SOFR + 0.460%)
7,635,000	5.520	(b)	11/03/23	7,636,306
(SOFR + 0.700%)
9,600,000	5.760		10/04/23	9,608,590
Bayerische Landesbank
5,200,000	5.300		01/25/24	5,183,289
2,428,000	5.820		03/08/24	2,425,847
BNP Paribas SA
12,043,000	5.550		10/23/23	12,038,723
9,499,000	5.430		02/16/24	9,471,282
(SOFR + 0.270%)
4,001,000	5.330	(c)	03/08/24	3,994,680
Brighthouse Financial Short Term Funding LLC(b)(c) (SOFR + 0.730%)
10,014,000	5.790		12/22/23	10,026,992
Canadian Imperial Bank of Commerce
5,484,000	5.540		10/20/23	5,480,989
Citigroup Global Markets, Inc.(b)(c) (SOFR + 0.650%)
5,866,000	5.710		09/21/23	5,870,803

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Collateralized Commercial Paper FLEX Co. LLC(a)(b)(c) (SOFR + 0.450%)
$5,000,000	5.250%		11/27/23	$ 5,001,847
Commonwealth Bank of Australia
11,325,000	5.530		11/22/23	11,315,946
(SOFR + 0.400%)
11,540,000	5.460	(c)	01/29/24	11,538,913
(SOFR + 0.500%)
3,661,000	5.560	(c)	04/26/24	3,660,066
Cooperatieve Rabobank UA
4,336,000	5.750		03/07/24	4,333,530
11,600,000	5.750		06/17/24	11,577,941
Credit Agricole Corporate & Investment Bank SA
10,683,000	5.530		09/11/23	10,688,531
Credit Industriel et Commercial(c)
(SOFR + 0.330%)
18,000,000	5.390	(b)	10/31/23	18,002,554
(SOFR + 0.380%)
7,311,000	5.440		11/16/23	7,313,835
DNB Bank ASA(b)(c) (SOFR + 0.400%)
23,158,000	5.460		01/17/24	23,164,356
ING U.S. Funding LLC(b)(c) (SOFR + 0.590%)
7,000,000	5.650		04/24/24	6,999,975
Landesbank Baden-Wuerttemberg
8,620,000	5.220		01/17/24	8,588,036
Lloyds Bank Corporate Markets PLC
7,350,000	5.530		02/14/24	7,334,377
(SOFR + 0.540%)
23,765,000	5.600	(c)	01/31/24	23,786,009
Macquarie Bank Ltd.(b)(c) (SOFR + 0.520%)
2,358,000	5.580		02/15/24	2,358,578
Mizuho Bank Ltd.(c)
(SOFR + 0.450%)
10,660,000	5.000		01/24/24	10,657,061
(SOFR + 0.520%)
1,795,000	5.580		10/02/23	1,795,913
Nordea Bank Abp
4,579,000	5.400		11/16/23	4,576,295
(SOFR + 0.450%)
17,543,000	5.510	(b)(c)	01/18/24	17,546,405
(SOFR + 0.530%)
2,843,000	5.590	(c)	04/26/24	2,843,410
(SOFR + 0.770%)
4,207,000	5.830	(c)	10/23/23	4,212,919
Old Line Funding LLC(b)(c) (SOFR + 0.380%)
5,224,000	5.440		11/25/23	5,224,172
Royal Bank of Canada(c)
(FEDL01 + 0.700%)
8,251,000	5.770		04/04/24	8,261,958
(SOFR + 0.700%)
3,751,000	5.760		03/27/24	3,755,366
Skandinaviska Enskilda Banken AB
7,800,000	5.400		11/16/23	7,794,680
(SOFR + 0.650%)
9,721,000	5.730	(b)(c)	05/31/24	9,724,527
Standard Chartered Bank(c) (SOFR + 0.640%)
18,859,000	5.700		02/20/24	18,877,014

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
Standard Chartered Bank PLC
$5,582,000	5.600%		12/01/23	$ 5,576,315
Starbird Funding Corp.(b)(c)
(SOFR + 0.160%)
10,000,000	5.220		09/06/23	9,998,863
(SOFR + 0.220%)
7,000,000	5.280		12/08/23	6,993,770
(SOFR + 0.500%)
8,700,000	5.560		10/04/23	8,703,428
Sumitomo Mitsui Banking Corp.
5,000,000	5.000		10/06/23	4,991,171
(SOFR + 0.500%)
15,816,000	5.560	(c)	10/04/23	15,822,981
(SOFR + 0.920%)
19,914,000	5.980	(c)	11/30/23	19,955,398
(SOFR + 0.950%)
1,775,000	6.010	(c)	10/25/23	1,778,281
Suncor Energy, Inc.
3,093,000	0.993		08/24/23	3,066,783
Svenska Handelsbanken(c)
(SOFR + 0.560%)
4,752,000	5.620		09/08/23	4,755,308
(SOFR + 0.570%)
8,620,000	5.660		01/09/24	8,627,277
The Bank of Nova Scotia(c)
(SOFR + 0.380%)
3,220,000	5.440		02/16/24	3,217,584
(SOFR + 0.420%)
3,513,000	5.480		01/26/24	3,512,262
The Toronto-Dominion Bank
12,589,000	5.250	(a)	01/25/24	12,542,499
9,924,000	5.570		02/28/24	9,925,433
3,167,000	5.510		04/03/24	3,169,825
Thunder Bay Funding LLC(a)(b)(c) (SOFR + 0.410%)
3,495,000	5.470		11/06/23	3,495,115
Toronto-Dominion
6,932,000	5.820		05/23/24	6,920,199
Wells Fargo Bank NA(c)
(SOFR + 0.420%)
6,101,000	5.480		01/12/24	6,102,701
(SOFR + 0.610%)
20,451,000	5.670		04/19/24	20,464,253
Westpac Banking Corp.
7,354,000	5.400		02/20/24	7,330,354

				501,923,007

Commercial Paper(d) – 16.4%
3M Co.
9,498,000	0.000		09/07/23	9,402,936
Alimentation Couche-Tard, Inc.
9,209,000	0.000		07/05/23	9,202,238
American Electric Power Co., Inc.
5,011,000	0.000		07/20/23	4,996,134
AT&T, Inc.
3,911,000	0.000		02/26/24	3,758,516
Atlantic Asset Securitization LLC
8,111,000	0.000		11/21/23	7,930,871

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(d) – (continued)
Australia & New Zealand Banking Group Ltd.
$11,036,000	0.000%	02/02/24	$ 10,671,390
BASF SE
5,102,000	0.000	12/18/23	4,964,760
BAT International Finance PLC
1,890,000	0.000	07/24/23	1,883,221
Bayer Corp.
8,991,000	0.000	09/14/23	8,888,370
BPCE SA
6,163,000	0.000	09/07/23	6,099,603
3,273,000	0.000	11/06/23	3,208,401
Collateralized Commercial Paper FLEX Co. LLC(a)(b)
3,905,000	0.000	11/17/23	3,901,416
DNB Bank ASA
8,964,000	0.000	11/22/23	8,766,686
EIDP, Inc.
3,498,000	0.000	11/24/23	3,418,398
GTA Funding LLC
6,615,400	0.000	08/08/23	6,577,775
HSBC USA, Inc.
5,060,000	0.000	05/24/24	4,777,595
ING U.S. Funding LLC(b)(c) (SOFR + 0.400%)
9,613,000	0.000	11/27/23	9,617,330
La Fayette Asset Securitization LLC
9,388,000	0.000	11/06/23	9,202,238
7,259,000	0.000	11/28/23	7,089,986
Liberty Street Funding LLC
12,901,000	0.000	10/16/23	12,687,437
LMA-Americas LLC
8,873,000	0.000	10/13/23	8,729,886
3,000,000	0.000	11/17/23	2,934,935
LVMH Moet Hennessy Louis Vuitton, Inc.
3,418,000	0.000	06/06/24	3,238,598
Macquarie Bank Ltd.
10,796,000	0.000	01/30/24	10,432,442
National Bank of Canada
9,916,000	0.000	10/31/23	9,731,390
National Bank of Kuwait SAKP
12,748,000	0.000	08/07/23	12,750,922
NatWest Markets PLC
9,782,000	0.000	10/10/23	9,629,065
9,094,000	0.000	02/09/24	8,768,976
Northrop Gruman Corp.
2,457,000	0.000	08/17/23	2,439,074
Northrop Grumman Corp.
7,806,000	0.000	08/22/23	7,742,885
Philip Morris International, Inc.
7,570,000	0.000	10/24/23	7,438,258
Pure Grove Funding
9,545,000	0.000	11/29/23	9,321,208
9,391,000	0.000	12/05/23	9,161,797
7,611,000	0.000	01/05/24	7,386,517
8,204,000	0.000	01/18/24	7,944,831
4,767,000	0.000	01/24/24	4,611,797
4,767,000	0.000	01/24/24	4,611,797
Societe Generale SA
9,649,000	0.000	11/15/23	9,446,417
11,006,000	0.000	02/09/24	10,619,900

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(d) – (continued)
Sumitomo Mitsui Trust Bank Ltd.
$10,837,000	0.000%	09/05/23	$ 10,729,500
Suncor Energy, Inc.
2,792,000	0.000	08/11/23	2,774,111
TELUS Corp.
2,129,000	0.000	08/02/23	2,118,358
5,366,000	0.000	10/17/23	5,273,408
10,000,000	0.000	10/20/23	9,822,480
TotalEnergies Capital SA
9,545,000	0.000	11/27/23	9,320,852
Toyota Motor Credit Corp.
3,517,000	0.000	11/03/23	3,450,233
Walgreens Boots Alliance, Inc.
10,075,000	0.000	07/03/23	10,070,186

			337,545,124

TOTAL SHORT-TERM INVESTMENTS (Cost $839,891,233)			$ 839,468,131

TOTAL INVESTMENTS – 99.5% (Cost $2,054,496,709)			$2,051,932,965

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			9,984,916

NET ASSETS – 100.0%			$2,061,917,881

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2023.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated Issuer.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
PLC	— Public Limited Company
SOFR	— Secured Overnight Funding Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying Funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, the Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2023:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$361,735,377	$—
Asset-Backed Securities	—	138,164,691	—
Mortgage-Backed Obligations	—	24,476,669	—
Sovereign Debt Obligations	—	6,168,419	—
Agency Debentures	—	3,667,098	—
Municipal Debt Obligations	—	684,738	—
Exchange Traded Funds	28,294,313	—	—
Investment Company	6,612,216	—	—
Short-term Investments	—	2,634,709	—

Total	$34,906,529	$537,531,701	$—

Derivative Type

Assets
Futures Contracts(a)	$1,699,935	$—	$—
Interest Rate Swap Contracts(a)	—	529,189	—

Total	$1,699,935	$529,189	$—

Liabilities
Interest Rate Swap Contracts(a)	$—	$(767,165)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$97,116,617	$—
Agency Debentures	—	43,904,132	—
U.S. Treasury Obligations	35,328,195	—	—
Asset-Backed Securities	—	3,323,079	—
Municipal Debt Obligations	—	2,148,158	—
Sovereign Debt Obligations	—	1,198,305	—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(9,097,258)	$—

Derivative Type

Assets
Futures Contracts(a)	$136,050	$—	$—
Interest Rate Swap Contracts(a)	—	128,179	—
Purchased Option Contracts	—	22	—

Total	$136,050	$128,201	$—

Liabilities
Futures Contracts(a)	$(273,295)	$—	$—
Interest Rate Swap Contracts(a)	—	(117,199)	—
Written Option Contracts	—	(209,102)	—

Total	$(273,295)	$(326,301)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$315,107,310	$—	$—
Agency Debentures	3,662,287	—	—

Derivative Type	Level 1	Level 2	Level 3

Assets(a)
Futures Contracts	$122,972	$—	$—
Interest Rate Swap Contracts	—	3,711,616	—

Total	$122,972	$3,711,616	$—

Liabilities
Futures Contracts(a)	$(92,520)	$—	$—
Interest Rate Swap Contracts(a)	—	(1,065,658)	—
Written Option Contracts	—	(636,533)	—

Total	$(92,520)	$(1,702,191)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$790,598,839	$—
Mortgage-Backed Obligations	—	182,497,787	—
U.S. Treasury Obligations	179,140,398	—	—
Asset-Backed Securities	—	162,511,506	—
Sovereign Debt Obligations	—	48,497,733	—
Investment Company	6,531,720	—	—
Short-term Investments	—	14,668,680	—

Total	$185,672,118	$1,198,774,545	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(52,606,215)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$401,115	$—
Futures Contracts(a)	1,536,123	—	—
Interest Rate Swap Contracts(a)	—	6,760,804	—
Credit Default Swap Contracts(a)	—	38,897	—
Purchased Option Contracts	—	740,616	—

Total	$1,536,123	$7,941,432	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION BOND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Credit Default Swap Contracts(a)	$—	$(13,549)	$—
Forward Foreign Currency Exchange Contracts(a)	—	(997,791)	—
Futures Contracts(a)	(6,193,454)	—	—
Interest Rate Swap Contracts(a)	—	(2,875,668)	—
Written Option Contracts	—	(1,733,912)	—

Total	$(6,193,454)	$(5,620,920)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$251,777,649	$—	$—
Mortgage-Backed Obligations	—	190,324,726	—
Agency Debentures	—	83,430,375	—
Investment Company	15,641,052	—	—

Total	$267,418,701	$273,755,101	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(58,428,807)	$—

Derivative Type

Assets(a)
Futures Contracts	$2,470,796	$—	$—
Interest Rate Swap Contracts	—	337,425	—

Total	$2,470,796	$337,425	$—

Liabilities
Futures Contracts(a)	$(3,210,800)	$—	$—
Interest Rate Swap Contracts(a)	—	(196,785)	—
Written Option Contracts	—	(390,718)	—

Total	$(3,210,800)	$(587,503)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$754,620,468	$—
U.S. Treasury Obligations	211,090,433	—	—
Agency Debentures	—	154,520,650	—
Investment Company	92,233,283	—	—
Short-term Investments	—	839,468,131	—

Total	$303,323,716	$1,748,609,249	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate, London Interbank Offered Rate (“LIBOR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 2023. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to a Fund’s investments resulting from a substitute reference rate may also adversely affect a Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance,

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. The Fund may face a heightened level of interest rate risk in connection with the type and extent of certain monetary policy changes made by the Federal Reserve, such as target interest rate changes. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of the Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

State/Territory Specific Risk — A Fund’s investments in municipal obligations of issuers located in a particular state or U.S. territory may be adversely affected by political, economic and regulatory developments within that state or U.S. territory. Such developments may affect the financial condition of a state’s or territory’s political subdivisions, agencies, instrumentalities and public authorities and heighten the risks associated with investing in bonds issued by such parties, which could, in turn, adversely affect a Fund’s income, NAV, liquidity, and/or ability to preserve or realize capital appreciation.